UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer
200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Bond Fund

Annual report 5/31/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4 and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

A solid and stable economy enabled the U.S. Federal Reserve (Fed) to continue normalizing monetary policy for most of 2018; however, concerns about the strength of the broader global economy and the durability of the now 10-year-old bull market led investors to dial back risk exposures. Those concerns may ultimately have been shared by the Fed, which shifted to a neutral stance on interest rates in the beginning of 2019 after three years of hikes. The markets responded favorably, with most bond indexes registering gains before hitting a patch of turbulence in May as trade turmoil between the United States and China flared again.

As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Bond Fund

Table of contents

2	Your fund at a glance
5	Discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
42	Financial statements
46	Financial highlights
54	Notes to financial statements
65	Report of independent registered public accounting firm
66	Tax information
67	Trustees and Officers
71	More information

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/19 (%)

Class A shares (without sales charge)
Bloomberg Barclays U.S. Aggregate Bond Index
Morningstar intermediate core-plus bond fund category average
6.33
6.40
5.86
3.40
2.50
2.97
2.96
2.70
2.66
6.59
3.83
4.87
1 year
3 year
5 year
10 year

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Investment-grade securities delivered strong returns, while high-yield bonds (generally those rated BB and below) modestly underperformed

The backdrop of slowing growth benefited U.S. Treasuries and other investment-grade fixed-income assets, but it led to a narrow shortfall for high yield.

The U.S. Federal Reserve (Fed) shifted to an accommodative stance

The Fed raised interest rates four times in 2018, but in early 2019 it indicated that it was unlikely to enact further rate hikes in the current cycle.

The fund trailed the Bloomberg Barclays U.S. Aggregate Bond Index

Asset allocation detracted from performance, while robust security selection in investment-grade corporates and high-yield bonds was the leading contributor.

PORTFOLIO COMPOSITION AS OF 5/31/19 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       3

QUALITY COMPOSITION AS OF 5/31/19 (%)

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       4

Discussion of fund performance

How would you describe the recent investment backdrop?

The bond market produced generally positive returns during the 12 months ended May 31, 2019. In a reversal of a trend that had been in place for several years, U.S. Treasuries outperformed credit-sensitive market segments due to the combination of slowing economic growth, persistent concerns about the impact of the trade dispute between the United States and China, and the U.S. Federal Reserve's (Fed's) apparent shift to a more accommodative policy. Investment-grade corporate bonds and commercial mortgage-backed securities delivered healthy absolute returns and finished ahead of U.S. Treasuries. On the other end of the spectrum, high-yield bonds underperformed somewhat as decelerating growth made investors less comfortable taking higher degrees of credit risk.

What elements of the fund's positioning helped and hurt results?

Asset allocation was a modest detractor from performance, primarily as a result of an overweight position in high-yield bonds. While we saw high yield as a way to capitalize on positive economic growth and healthy corporate earnings, the category failed to keep pace with the benchmark. An underweight in U.S. Treasuries also hurt results. On the plus side, an overweight in asset-backed securities contributed.

Security-specific selection, particularly among corporate bonds, had a favorable effect on performance. We emphasized companies with stable and improving balance sheets, which led us to hold an overweight in financials and an underweight in the more economically sensitive areas of the market. This aspect of our strategy worked well, as financials outperformed and the bonds of some cyclical companies that didn't deliver on their debt-reduction plans came under pressure.

COUNTRY COMPOSITION AS OF 5/31/19 (%)

United States	88.8
United Kingdom	2.5
Netherlands	1.7
Canada	1.6
Other countries	5.4
TOTAL	100.0
As a percentage of net assets.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       5

What were some key aspects of your portfolio activity?

The portfolio shifts of the past year encompassed two important themes. First, we sought to reduce risk by lowering the fund's weightings in high-yield issues and investment-grade corporates. While we want to maintain meaningful exposure to these areas to capture their attractive yields, we believe a highly selective approach to credit risk is necessary given that the economic cycle has become extended relative to historical norms. We redeployed some of the proceeds into U.S. Treasuries and agency mortgage-backed securities.

Second, we repositioned the fund for a flattening yield curve toward a more neutral posture. Previously, the fund was overweight in both longer- and shorter-term debt and underweight in the intermediate portion of the curve. We adjusted this positioning by reducing its weighting in 20- and 30-year bonds, as well as in shorter-duration corporates, asset-backed securities, and floating-rate issues. We reinvested the proceeds of these sales into the intermediate portion of the yield curve, largely in the 5- to 10-year range. We believe these active shifts have helped position the fund to capture the key trends affecting the investment landscape.

MANAGED BY

Howard C. Greene, CFA On the fund since 2002 Investing since 1979
Jeffrey N. Given, CFA On the fund since 2006 Investing since 1993

The views expressed in this report are exclusively those of Howard C. Greene, CFA, and Jeffrey N. Given, CFA, Manulife Investment Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       6

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  MAY 31, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	5-year	10-year	as of 5-31-19	as of 5-31-19
Class A	2.09	2.12	6.15	11.05	81.66	2.89	2.88
Class B	0.66	1.88	6.00	9.78	79.09	2.31	2.31
Class C	4.66	2.25	5.85	11.79	76.59	2.31	2.31
Class I2	6.70	3.28	6.97	17.53	96.07	3.30	3.29
Class R2[2,3]	6.29	2.88	6.57	15.25	88.90	2.92	2.91
Class R4[2,3]	6.55	3.12	6.67	16.63	90.76	3.16	3.06
Class R6[2,3]	6.81	3.40	6.96	18.17	95.96	3.41	3.41
Class NAV[2,3]	6.83	3.30	6.76	17.61	92.37	3.42	3.41
Index†	6.40	2.70	3.83	14.26	45.57	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until September 30, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	0.80	1.50	1.50	0.50	0.90	0.75	0.40	0.39
Net (%)	0.79	1.49	1.49	0.49	0.89	0.64	0.39	0.38

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	5-31-09	17,909	17,909	14,557
Class C4	5-31-09	17,659	17,659	14,557
Class I2,3	5-31-09	19,607	19,607	14,557
Class R2[2,3]	5-31-09	18,890	18,890	14,557
Class R4[2,3]	5-31-09	19,076	19,076	14,557
Class R6[2,3]	5-31-09	19,596	19,596	14,557
Class NAV[2,3]	5-31-09	19,237	19,237	14,557

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R2 shares were first offered 3-1-12; Class R4 shares were first offered 3-27-15; Class R6 shares were first offered 9-1-11; Class NAV shares were first offered 8-31-15. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       8

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2018, with the same investment held until May 31, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2018, with the same investment held until May 31, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK BOND FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2018	Ending value on 5-31-2019	Expenses paid during period ended 5-31-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,068.40	$4.02	0.78%
	Hypothetical example	1,000.00	1,021.00	3.93	0.78%
Class B	Actual expenses/actual returns	1,000.00	1,064.70	7.62	1.48%
	Hypothetical example	1,000.00	1,017.60	7.44	1.48%
Class C	Actual expenses/actual returns	1,000.00	1,065.30	7.62	1.48%
	Hypothetical example	1,000.00	1,017.60	7.44	1.48%
Class I	Actual expenses/actual returns	1,000.00	1,070.50	2.53	0.49%
	Hypothetical example	1,000.00	1,022.50	2.47	0.49%
Class R2	Actual expenses/actual returns	1,000.00	1,067.80	4.54	0.88%
	Hypothetical example	1,000.00	1,020.50	4.43	0.88%
Class R4	Actual expenses/actual returns	1,000.00	1,069.80	3.25	0.63%
	Hypothetical example	1,000.00	1,021.80	3.18	0.63%
Class R6	Actual expenses/actual returns	1,000.00	1,070.40	1.96	0.38%
	Hypothetical example	1,000.00	1,023.00	1.92	0.38%
Class NAV	Actual expenses/actual returns	1,000.00	1,071.10	1.91	0.37%
	Hypothetical example	1,000.00	1,023.10	1.87	0.37%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
10	JOHN HANCOCK BOND FUND | ANNUAL REPORT

Fund’s investments
AS OF 5-31-19
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 39.8%				$6,370,297,312
(Cost $6,218,707,176)
U.S. Government 17.2%				2,749,547,026
U.S. Treasury
Bond	2.750	11-15-42	349,385,000	362,637,065
Bond	3.000	02-15-47	197,535,000	214,773,014
Bond	3.000	02-15-49	781,913,000	851,307,780
Note	2.250	04-30-24	547,210,000	555,375,402
Note (A)	2.375	05-15-29	749,469,000	765,453,765
U.S. Government Agency 22.6%				3,620,750,286
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.000	07-01-32	82,829,108	84,340,722
30 Yr Pass Thru	3.000	03-01-43	5,971,653	6,066,773
30 Yr Pass Thru	3.000	04-01-43	7,125,128	7,195,870
30 Yr Pass Thru	3.000	06-01-43	2,475,817	2,511,385
30 Yr Pass Thru	3.000	12-01-45	25,098,651	25,388,631
30 Yr Pass Thru	3.000	05-01-46	4,569,466	4,625,116
30 Yr Pass Thru	3.000	10-01-46	8,533,940	8,627,204
30 Yr Pass Thru	3.000	10-01-46	9,335,731	9,446,509
30 Yr Pass Thru	3.000	10-01-46	15,071,819	15,231,823
30 Yr Pass Thru	3.000	10-01-46	103,408,118	104,602,854
30 Yr Pass Thru	3.000	11-01-46	18,245,769	18,422,363
30 Yr Pass Thru	3.000	12-01-46	88,941,374	89,802,202
30 Yr Pass Thru	3.000	12-01-46	17,963,128	18,153,827
30 Yr Pass Thru	3.000	04-01-47	51,983,173	52,486,298
30 Yr Pass Thru	3.500	02-01-41	16,099,474	16,540,216
30 Yr Pass Thru	3.500	01-01-42	1,630,176	1,691,105
30 Yr Pass Thru	3.500	05-01-42	1,474,010	1,524,036
30 Yr Pass Thru	3.500	06-01-42	6,074,196	6,280,346
30 Yr Pass Thru	3.500	08-01-42	1,611,763	1,666,464
30 Yr Pass Thru	3.500	09-01-42	2,023,311	2,085,024
30 Yr Pass Thru	3.500	04-01-44	7,043,277	7,304,327
30 Yr Pass Thru	3.500	05-01-45	16,565,210	17,127,412
30 Yr Pass Thru	3.500	01-01-46	2,037,343	2,105,851
30 Yr Pass Thru	3.500	08-01-46	85,290,562	88,291,826
30 Yr Pass Thru	3.500	09-01-46	23,018,097	23,712,984
30 Yr Pass Thru	3.500	09-01-46	12,263,514	12,608,822
30 Yr Pass Thru	3.500	10-01-46	4,945,708	5,084,966
30 Yr Pass Thru	3.500	10-01-46	30,389,224	31,354,118
30 Yr Pass Thru	3.500	11-01-46	10,608,629	10,928,889
30 Yr Pass Thru	3.500	11-01-46	10,811,569	11,168,363
30 Yr Pass Thru	3.500	12-01-46	17,871,225	18,466,581
30 Yr Pass Thru	3.500	01-01-47	10,067,695	10,418,818
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	02-01-47	17,968,591	$18,474,540
30 Yr Pass Thru	3.500	04-01-47	18,682,808	19,334,393
30 Yr Pass Thru	3.500	09-01-47	56,702,697	58,538,515
30 Yr Pass Thru	3.500	11-01-47	48,784,477	50,127,631
30 Yr Pass Thru	3.500	11-01-47	16,302,606	16,759,098
30 Yr Pass Thru	3.500	11-01-47	26,119,185	26,809,742
30 Yr Pass Thru	4.000	01-01-41	16,173,217	16,939,973
30 Yr Pass Thru	4.000	03-01-42	7,841,611	8,209,697
30 Yr Pass Thru	4.000	11-01-43	5,123,622	5,385,741
30 Yr Pass Thru	4.000	02-01-44	2,157,739	2,271,499
30 Yr Pass Thru	4.000	07-01-45	23,828,202	25,196,156
30 Yr Pass Thru	4.000	01-01-47	15,223,461	16,078,395
30 Yr Pass Thru	4.000	03-01-47	64,047,637	67,144,116
30 Yr Pass Thru	4.000	03-01-47	18,810,200	19,566,775
30 Yr Pass Thru	4.000	04-01-47	27,276,402	28,404,611
30 Yr Pass Thru	4.000	05-01-47	20,776,241	21,635,590
30 Yr Pass Thru	4.000	10-01-47	36,622,983	38,071,979
30 Yr Pass Thru	4.000	11-01-47	27,828,499	28,895,625
30 Yr Pass Thru	4.000	03-01-48	14,453,495	15,007,736
30 Yr Pass Thru	4.000	07-01-48	61,371,566	64,319,488
30 Yr Pass Thru	4.000	08-01-48	38,880,249	40,729,596
30 Yr Pass Thru	4.500	11-01-39	2,248,458	2,414,615
30 Yr Pass Thru	4.500	02-01-41	3,766,963	4,031,208
30 Yr Pass Thru	4.500	03-01-41	2,287,479	2,461,523
30 Yr Pass Thru	4.500	09-01-41	1,480,498	1,579,957
30 Yr Pass Thru	4.500	10-01-41	1,810,465	1,932,091
30 Yr Pass Thru	4.500	06-01-47	21,858,264	23,069,170
30 Yr Pass Thru	5.000	03-01-41	1,091,768	1,174,076
30 Yr Pass Thru	5.500	05-01-38	220,855	242,013
30 Yr Pass Thru	5.500	11-01-39	4,579,832	5,007,280
Federal National Mortgage Association
15 Yr Pass Thru	3.000	09-01-27	4,111,892	4,177,837
15 Yr Pass Thru	3.000	09-01-32	55,670,818	56,650,630
15 Yr Pass Thru (B)	3.500	06-01-34	5,210,000	5,367,772
15 Yr Pass Thru	4.000	12-01-24	1,691,155	1,750,507
15 Yr Pass Thru	5.000	07-01-19	7	7
30 Yr Pass Thru	3.000	07-01-42	4,739,049	4,806,913
30 Yr Pass Thru	3.000	10-01-42	9,118,887	9,218,125
30 Yr Pass Thru	3.000	10-01-42	4,562,546	4,612,199
30 Yr Pass Thru	3.000	12-01-42	2,172,923	2,204,040
30 Yr Pass Thru	3.000	01-01-43	1,585,268	1,602,520
30 Yr Pass Thru	3.000	03-01-43	1,703,035	1,729,019
30 Yr Pass Thru	3.000	04-01-43	2,721,202	2,758,470
30 Yr Pass Thru	3.000	05-01-43	2,377,384	2,413,657
12	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	06-01-43	2,408,583	$2,436,300
30 Yr Pass Thru	3.000	07-01-43	27,434,622	27,818,918
30 Yr Pass Thru	3.000	08-01-46	60,072,436	60,669,869
30 Yr Pass Thru	3.000	08-01-46	43,789,655	44,225,152
30 Yr Pass Thru	3.000	09-01-46	5,829,843	5,895,109
30 Yr Pass Thru	3.000	10-01-46	4,407,196	4,456,535
30 Yr Pass Thru	3.000	01-01-47	34,668,166	34,980,446
30 Yr Pass Thru	3.000	02-01-47	18,318,233	18,517,585
30 Yr Pass Thru	3.000	10-01-47	40,802,870	41,170,410
30 Yr Pass Thru	3.000	11-01-47	47,926,291	48,402,928
30 Yr Pass Thru	3.500	11-01-40	3,473,864	3,563,316
30 Yr Pass Thru	3.500	06-01-42	3,299,327	3,409,029
30 Yr Pass Thru	3.500	06-01-42	299,374	309,328
30 Yr Pass Thru	3.500	08-01-42	6,081,684	6,283,899
30 Yr Pass Thru	3.500	01-01-43	2,766,902	2,849,822
30 Yr Pass Thru	3.500	02-01-43	858,053	889,532
30 Yr Pass Thru	3.500	05-01-43	1,567,874	1,624,905
30 Yr Pass Thru	3.500	06-01-43	20,564,005	21,279,888
30 Yr Pass Thru	3.500	07-01-43	1,603,125	1,661,439
30 Yr Pass Thru	3.500	07-01-43	5,931,161	6,137,639
30 Yr Pass Thru	3.500	07-01-43	6,137,299	6,350,953
30 Yr Pass Thru	3.500	01-01-45	4,910,536	5,090,691
30 Yr Pass Thru	3.500	04-01-45	16,447,654	16,994,537
30 Yr Pass Thru	3.500	04-01-45	4,351,615	4,496,306
30 Yr Pass Thru	3.500	04-01-45	18,221,456	18,827,317
30 Yr Pass Thru	3.500	08-01-45	22,457,390	23,197,078
30 Yr Pass Thru	3.500	01-01-46	42,598,425	44,147,938
30 Yr Pass Thru	3.500	02-01-46	31,254,519	32,088,621
30 Yr Pass Thru	3.500	07-01-46	39,441,299	40,469,234
30 Yr Pass Thru	3.500	07-01-46	11,654,637	11,998,447
30 Yr Pass Thru	3.500	08-01-46	43,315,673	44,715,306
30 Yr Pass Thru	3.500	02-01-47	49,203,387	50,808,643
30 Yr Pass Thru	3.500	03-01-47	54,224,446	56,078,239
30 Yr Pass Thru	3.500	05-01-47	36,426,750	37,694,853
30 Yr Pass Thru	3.500	07-01-47	68,399,320	70,737,715
30 Yr Pass Thru	3.500	08-01-47	53,156,151	54,906,976
30 Yr Pass Thru	3.500	09-01-47	14,008,836	14,365,184
30 Yr Pass Thru	3.500	11-01-47	65,421,361	67,494,394
30 Yr Pass Thru	3.500	11-01-47	9,725,419	9,969,770
30 Yr Pass Thru	3.500	12-01-47	33,071,327	34,005,589
30 Yr Pass Thru	3.500	01-01-48	56,296,771	57,887,150
30 Yr Pass Thru	3.500	03-01-48	10,951,717	11,332,973
30 Yr Pass Thru	3.500	03-01-48	46,124,877	47,197,276
30 Yr Pass Thru	3.500	06-01-48	27,403,410	28,271,752
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	03-01-49	8,633,548	$8,877,445
30 Yr Pass Thru (B)	4.000	TBA	40,884,000	42,199,786
30 Yr Pass Thru	4.000	09-01-40	7,814,211	8,181,532
30 Yr Pass Thru	4.000	09-01-40	11,740,155	12,288,354
30 Yr Pass Thru	4.000	11-01-40	2,843,437	2,986,872
30 Yr Pass Thru	4.000	12-01-40	1,615,345	1,690,773
30 Yr Pass Thru	4.000	12-01-40	4,625,783	4,841,781
30 Yr Pass Thru	4.000	01-01-41	4,839,218	5,065,182
30 Yr Pass Thru	4.000	01-01-41	1,935,784	2,037,063
30 Yr Pass Thru	4.000	02-01-41	2,096,273	2,206,604
30 Yr Pass Thru	4.000	09-01-41	9,237,872	9,670,672
30 Yr Pass Thru	4.000	09-01-41	2,414,702	2,552,356
30 Yr Pass Thru	4.000	09-01-41	4,048,247	4,286,616
30 Yr Pass Thru	4.000	10-01-41	2,253,894	2,382,382
30 Yr Pass Thru	4.000	10-01-41	1,666,293	1,744,099
30 Yr Pass Thru	4.000	10-01-41	2,855,089	3,005,357
30 Yr Pass Thru	4.000	01-01-42	3,628,276	3,835,113
30 Yr Pass Thru	4.000	03-01-42	1,857,293	1,955,046
30 Yr Pass Thru	4.000	05-01-42	7,119,187	7,436,040
30 Yr Pass Thru	4.000	07-01-42	447,039	472,384
30 Yr Pass Thru	4.000	09-01-43	8,736,924	9,270,482
30 Yr Pass Thru	4.000	10-01-43	9,636,643	10,210,089
30 Yr Pass Thru	4.000	10-01-43	4,059,070	4,287,927
30 Yr Pass Thru	4.000	01-01-44	6,606,464	7,001,658
30 Yr Pass Thru	4.000	12-01-45	22,193,479	23,340,755
30 Yr Pass Thru	4.000	02-01-46	14,848,092	15,443,973
30 Yr Pass Thru	4.000	04-01-46	15,042,589	15,641,575
30 Yr Pass Thru	4.000	06-01-46	10,366,366	10,779,148
30 Yr Pass Thru	4.000	07-01-46	25,404,296	26,415,877
30 Yr Pass Thru	4.000	10-01-46	6,164,211	6,407,739
30 Yr Pass Thru	4.000	01-01-47	18,980,755	19,792,311
30 Yr Pass Thru	4.000	03-01-47	30,320,777	31,765,010
30 Yr Pass Thru	4.000	04-01-47	26,294,135	27,377,304
30 Yr Pass Thru	4.000	11-01-47	9,616,561	9,976,647
30 Yr Pass Thru	4.000	12-01-47	16,303,707	17,121,041
30 Yr Pass Thru	4.000	12-01-47	15,732,263	16,339,045
30 Yr Pass Thru	4.000	04-01-48	84,876,051	89,184,088
30 Yr Pass Thru	4.000	07-01-48	32,837,742	34,088,880
30 Yr Pass Thru	4.000	09-01-48	53,524,903	56,166,389
30 Yr Pass Thru	4.000	10-01-48	53,312,911	55,802,320
30 Yr Pass Thru	4.000	10-01-48	31,904,912	33,389,705
30 Yr Pass Thru	4.000	10-01-48	37,339,367	39,182,087
30 Yr Pass Thru (B)	4.000	01-01-49	27,508,055	28,633,495
30 Yr Pass Thru	4.000	02-01-49	37,903,935	39,454,703
14	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	11-01-39	4,576,522	$4,911,386
30 Yr Pass Thru	4.500	08-01-40	3,379,199	3,626,455
30 Yr Pass Thru	4.500	08-01-40	2,103,064	2,256,946
30 Yr Pass Thru	4.500	02-01-41	7,740,596	8,277,949
30 Yr Pass Thru	4.500	05-01-41	4,502,386	4,831,825
30 Yr Pass Thru	4.500	05-01-41	5,131,765	5,493,625
30 Yr Pass Thru	4.500	06-01-41	6,754,228	7,250,546
30 Yr Pass Thru	4.500	07-01-41	4,896,703	5,256,525
30 Yr Pass Thru	4.500	08-01-41	3,351,662	3,593,761
30 Yr Pass Thru	4.500	05-01-42	7,438,698	7,985,312
30 Yr Pass Thru	4.500	11-01-42	4,987,837	5,355,915
30 Yr Pass Thru	4.500	01-01-43	1,494,258	1,597,989
30 Yr Pass Thru	4.500	10-01-45	16,661,498	17,583,836
30 Yr Pass Thru	4.500	05-01-46	10,577,010	11,122,863
30 Yr Pass Thru	4.500	04-01-48	1,839,608	1,957,541
30 Yr Pass Thru	4.500	04-01-48	17,411,962	18,310,550
30 Yr Pass Thru	4.500	05-01-48	52,322,976	55,677,272
30 Yr Pass Thru	4.500	06-01-48	56,937,942	60,596,984
30 Yr Pass Thru	4.500	06-01-48	46,296,098	49,502,737
30 Yr Pass Thru (6 month LIBOR + 2.122%) (C)	4.872	07-01-33	401	419
30 Yr Pass Thru	5.000	03-01-34	1,174,456	1,278,401
30 Yr Pass Thru	5.000	12-01-34	5,024	5,475
30 Yr Pass Thru	5.000	02-01-36	1,543,578	1,690,181
30 Yr Pass Thru	5.000	11-01-36	289,682	317,336
30 Yr Pass Thru	5.000	08-01-40	3,284,266	3,531,306
30 Yr Pass Thru	5.000	09-01-40	893,335	960,531
30 Yr Pass Thru	5.000	09-01-40	2,477,921	2,662,760
30 Yr Pass Thru	5.000	02-01-41	2,215,773	2,381,058
30 Yr Pass Thru	5.000	03-01-41	2,010,474	2,160,444
30 Yr Pass Thru	5.000	04-01-41	1,503,606	1,640,200
30 Yr Pass Thru	5.000	07-01-42	1,891,962	2,033,091
30 Yr Pass Thru	5.500	12-01-34	65,821	73,091
30 Yr Pass Thru	6.500	01-01-39	1,494,889	1,724,632
30 Yr Pass Thru	7.000	09-01-31	134	154
30 Yr Pass Thru	7.000	09-01-31	134	154
30 Yr Pass Thru	7.000	09-01-31	2,315	2,663
30 Yr Pass Thru	7.000	01-01-32	96	110
30 Yr Pass Thru	7.000	05-01-32	121	140
30 Yr Pass Thru	7.000	06-01-32	111	127
30 Yr Pass Thru	7.500	09-01-29	71	81
30 Yr Pass Thru	7.500	12-01-29	71	81
30 Yr Pass Thru	7.500	12-01-30	15	17
30 Yr Pass Thru	7.500	01-01-31	31	36
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.500	05-01-31	352	$405
30 Yr Pass Thru	7.500	08-01-31	154	173
Government National Mortgage Association
30 Yr Pass Thru	4.000	02-15-41	2,113,150	2,216,505
30 Yr Pass Thru	5.000	04-15-35	3,905	4,242
30 Yr Pass Thru	5.000	04-15-35	1,913	2,077
30 Yr Pass Thru	5.500	03-15-35	4,498	4,989
30 Yr Pass Thru	6.000	03-15-33	2,661	2,995
30 Yr Pass Thru	6.000	06-15-33	1,002	1,124
30 Yr Pass Thru	6.500	09-15-28	369	410
30 Yr Pass Thru	6.500	09-15-29	182	202
30 Yr Pass Thru	6.500	08-15-31	302	341
30 Yr Pass Thru	7.000	04-15-29	834	941

30 Yr Pass Thru	8.000	10-15-26	386	431
Foreign government obligations 0.5%				$77,558,043
(Cost $80,677,511)
Argentina 0.1%				16,538,579
Provincia de Buenos Aires Bond (D)	7.875	06-15-27	7,380,000	5,138,399
Republic of Argentina Bond	5.875	01-11-28	16,522,000	11,400,180
Qatar 0.2%				33,878,303
State of Qatar
Bond (D)	3.375	03-14-24	20,619,000	21,082,928
Bond (D)	5.103	04-23-48	11,175,000	12,795,375
Saudi Arabia 0.2%				27,141,161
Kingdom of Saudi Arabia Bond (D)	4.375	04-16-29	25,725,000	27,141,161

Corporate bonds 42.1%				$6,754,674,975
(Cost $6,673,799,151)
Communication services 5.2%				831,815,628
Diversified telecommunication services 1.7%
AT&T, Inc.	3.400	05-15-25	31,505,000	31,834,906
AT&T, Inc.	4.350	03-01-29	24,637,000	25,716,231
C&W Senior Financing DAC (D)	6.875	09-15-27	15,850,000	15,770,750
Cincinnati Bell, Inc. (A)(D)	7.000	07-15-24	20,942,000	17,957,765
GCI LLC	6.875	04-15-25	9,728,000	10,044,160
Liquid Telecommunications Financing PLC (D)	8.500	07-13-22	12,325,000	12,002,011
Radiate Holdco LLC (D)	6.625	02-15-25	13,295,000	12,995,863
Radiate Holdco LLC (D)	6.875	02-15-23	4,594,000	4,639,940
Sprint Spectrum Company LLC (D)	3.360	03-20-23	7,603,125	7,584,117
16	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Telecom Argentina SA (D)	6.500	06-15-21	9,120,000	$8,846,400
Telecom Italia Capital SA	7.200	07-18-36	19,655,000	19,949,825
Telecom Italia SpA (D)	5.303	05-30-24	14,475,000	14,311,433
UPC Holding BV (D)	5.500	01-15-28	9,461,000	9,349,360
UPCB Finance IV, Ltd. (D)	5.375	01-15-25	2,120,000	2,146,500
Verizon Communications, Inc.	4.400	11-01-34	15,249,000	16,218,715
Verizon Communications, Inc.	4.672	03-15-55	13,390,000	14,342,796
Verizon Communications, Inc.	4.862	08-21-46	36,429,000	40,141,209
West Corp. (D)	8.500	10-15-25	4,260,000	3,376,050
Entertainment 0.5%
Activision Blizzard, Inc.	3.400	09-15-26	15,088,000	15,190,252
Lions Gate Capital Holdings LLC (D)	5.875	11-01-24	8,795,000	8,838,975
Netflix, Inc.	4.875	04-15-28	14,065,000	13,892,141
Netflix, Inc. (D)	5.375	11-15-29	5,283,000	5,362,245
Netflix, Inc.	5.875	11-15-28	23,110,000	24,265,500
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	15,108,000	15,372,390
Interactive media and services 0.1%
Rackspace Hosting, Inc. (A)(D)	8.625	11-15-24	14,486,000	12,566,605
Media 2.2%
Altice Financing SA (D)	6.625	02-15-23	11,370,000	11,556,354
Altice Luxembourg SA (D)	10.500	05-15-27	4,417,000	4,417,839
Cablevision Systems Corp.	5.875	09-15-22	11,355,000	11,749,019
CBS Corp.	3.375	03-01-22	7,360,000	7,468,614
CBS Corp.	3.700	08-15-24	12,060,000	12,280,808
Cengage Learning, Inc. (A)(D)	9.500	06-15-24	16,205,000	14,989,625
Charter Communications Operating LLC	4.200	03-15-28	31,610,000	31,754,098
Charter Communications Operating LLC	5.750	04-01-48	34,487,000	36,365,742
Charter Communications Operating LLC	6.484	10-23-45	29,960,000	33,765,844
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	14,428,000	14,716,560
CSC Holdings LLC (D)	5.375	02-01-28	7,545,000	7,563,863
CSC Holdings LLC (D)	5.500	04-15-27	9,225,000	9,382,286
CSC Holdings LLC (D)	7.500	04-01-28	11,570,000	12,322,050
McGraw-Hill Global Education Holdings LLC (A)(D)	7.875	05-15-24	10,220,000	9,261,875
MDC Partners, Inc. (D)	6.500	05-01-24	22,212,000	20,323,980
Myriad International Holdings BV (D)	4.850	07-06-27	4,575,000	4,750,790
Myriad International Holdings BV (D)	5.500	07-21-25	19,165,000	20,677,617
National CineMedia LLC	6.000	04-15-22	5,671,000	5,720,621
Sirius XM Radio, Inc. (D)	5.000	08-01-27	28,554,000	28,125,690
Sirius XM Radio, Inc. (D)	5.375	07-15-26	15,345,000	15,455,484
Tribune Media Company	5.875	07-15-22	14,925,000	15,088,429
Warner Media LLC	3.800	02-15-27	16,101,000	16,428,125
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
WMG Acquisition Corp. (D)	4.875	11-01-24	6,551,000	$6,600,133
WMG Acquisition Corp. (D)	5.500	04-15-26	9,627,000	9,699,203
Wireless telecommunication services 0.7%
CC Holdings GS V LLC	3.849	04-15-23	13,741,000	14,146,868
Comunicaciones Celulares SA (D)	6.875	02-06-24	8,530,000	8,785,900
Millicom International Cellular SA (D)	5.125	01-15-28	4,100,000	4,035,958
Millicom International Cellular SA (A)(D)	6.250	03-25-29	7,760,000	8,122,082
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	12,421,000	12,230,946
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28	12,450,000	12,078,841
Sprint Corp.	7.875	09-15-23	14,610,000	15,693,624
Telefonica Celular del Paraguay SA (A)(D)	5.875	04-15-27	6,691,000	6,883,366
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	25,724,000	26,657,255
Consumer discretionary 3.4%				540,129,932
Auto components 0.1%
Lear Corp.	5.250	01-15-25	14,147,000	14,639,652
Automobiles 1.4%
Daimler Finance North America LLC (D)	3.750	11-05-21	24,636,000	25,147,562
Ford Motor Credit Company LLC	3.336	03-18-21	14,190,000	14,128,642
Ford Motor Credit Company LLC	3.813	10-12-21	35,950,000	36,076,129
Ford Motor Credit Company LLC	5.875	08-02-21	35,590,000	37,222,371
General Motors Company	4.875	10-02-23	27,474,000	28,628,362
General Motors Financial Company, Inc.	3.550	04-09-21	15,705,000	15,837,232
General Motors Financial Company, Inc.	4.000	01-15-25	22,994,000	22,746,751
General Motors Financial Company, Inc.	4.300	07-13-25	18,937,000	19,123,084
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	4,032,000	4,112,640
Mclaren Finance PLC (D)	5.750	08-01-22	3,425,000	3,280,009
Nissan Motor Acceptance Corp. (D)	3.650	09-21-21	11,470,000	11,646,933
Diversified consumer services 0.1%
Graham Holdings Company (D)	5.750	06-01-26	4,640,000	4,848,800
Laureate Education, Inc. (D)	8.250	05-01-25	8,575,000	9,239,563
Hotels, restaurants and leisure 0.6%
CCM Merger, Inc. (D)	6.000	03-15-22	10,710,000	10,977,750
Eldorado Resorts, Inc.	6.000	09-15-26	6,670,000	6,859,028
Eldorado Resorts, Inc.	7.000	08-01-23	4,535,000	4,693,725
GLP Capital LP	5.375	04-15-26	13,037,000	13,782,716
Hilton Domestic Operating Company, Inc.	5.125	05-01-26	7,593,000	7,638,178
Hilton Grand Vacations Borrower LLC	6.125	12-01-24	6,962,000	7,249,183
International Game Technology PLC (D)	6.500	02-15-25	8,380,000	8,840,900
Jacobs Entertainment, Inc. (D)	7.875	02-01-24	8,275,000	8,829,508
Resorts World Las Vegas LLC (D)	4.625	04-16-29	16,000,000	16,109,805
Twin River Worldwide Holdings, Inc. (D)	6.750	06-01-27	9,782,000	9,927,263
18	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Waterford Gaming LLC (D)(E)(F)	8.625	09-15-14	440,015	$0
Wyndham Destinations, Inc.	5.400	04-01-24	8,934,000	9,123,848
Internet and direct marketing retail 1.0%
Amazon.com, Inc.	3.150	08-22-27	33,906,000	34,853,507
Amazon.com, Inc.	4.050	08-22-47	17,657,000	19,202,078
Expedia Group, Inc.	3.800	02-15-28	33,160,000	33,169,631
Expedia Group, Inc.	5.000	02-15-26	29,142,000	31,425,705
QVC, Inc.	4.375	03-15-23	16,878,000	16,932,647
QVC, Inc.	5.125	07-02-22	8,809,000	9,129,954
QVC, Inc.	5.450	08-15-34	10,129,000	10,004,695
Multiline retail 0.2%
Dollar Tree, Inc.	4.200	05-15-28	34,340,000	34,702,081
Consumer staples 0.8%				125,318,814
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	17,105,000	17,035,826
Constellation Brands, Inc.	3.200	02-15-23	15,867,000	16,044,518
Keurig Dr. Pepper, Inc. (D)	3.551	05-25-21	28,790,000	29,235,418
Food and staples retailing 0.2%
Alimentation Couche-Tard, Inc. (D)	2.700	07-26-22	13,120,000	13,078,352
Simmons Foods, Inc. (A)(D)	5.750	11-01-24	9,570,000	8,565,150
Food products 0.1%
Conagra Brands, Inc.	3.800	10-22-21	9,003,000	9,207,009
Kraft Heinz Foods Company (D)	4.875	02-15-25	11,657,000	12,023,241
Personal products 0.1%
Natura Cosmeticos SA (A)(D)	5.375	02-01-23	19,930,000	20,129,300
Energy 5.9%				955,298,013
Energy equipment and services 0.3%
Archrock Partners LP	6.000	10-01-22	14,483,000	14,483,000
CSI Compressco LP	7.250	08-15-22	22,194,000	20,030,085
CSI Compressco LP (D)	7.500	04-01-25	16,308,000	15,941,070
Inkia Energy, Ltd. (D)	5.875	11-09-27	4,600,000	4,605,796
Oil, gas and consumable fuels 5.6%
Andeavor Logistics LP	4.250	12-01-27	7,928,000	8,133,737
Andeavor Logistics LP	5.250	01-15-25	5,092,000	5,350,466
Andeavor Logistics LP	6.375	05-01-24	12,574,000	13,156,176
Andeavor Logistics LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (G)	6.875	02-15-23	44,233,000	44,069,338
Antero Midstream Partners LP	5.375	09-15-24	13,507,000	13,332,084
Cenovus Energy, Inc.	4.450	09-15-42	18,740,000	16,468,117
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	29,105,000	30,124,257
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Chesapeake Energy Corp. (A)	7.500	10-01-26	8,772,000	$7,697,430
Cimarex Energy Company	4.375	06-01-24	9,814,000	10,268,239
Colorado Interstate Gas Company LLC (D)	4.150	08-15-26	9,460,000	9,671,365
Columbia Pipeline Group, Inc.	4.500	06-01-25	11,290,000	12,064,453
Continental Resources, Inc.	5.000	09-15-22	29,421,000	29,644,071
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (G)	7.375	12-15-22	27,119,000	26,441,025
DCP Midstream Operating LP	5.125	05-15-29	5,850,000	5,901,188
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	27,625,000	25,622,188
Diamondback Energy, Inc. (D)	4.750	11-01-24	10,922,000	11,113,135
Enable Midstream Partners LP	3.900	05-15-24	19,092,000	19,097,229
Enable Midstream Partners LP	4.950	05-15-28	24,970,000	25,508,882
Enbridge Energy Partners LP	4.375	10-15-20	22,942,000	23,410,906
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	20,627,000	19,595,650
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	15,962,000	15,762,475
Energy Transfer Operating LP	4.200	04-15-27	5,302,000	5,388,082
Energy Transfer Operating LP	4.250	03-15-23	24,548,000	25,256,615
Energy Transfer Operating LP	5.150	03-15-45	15,940,000	15,465,202
Energy Transfer Operating LP	5.875	01-15-24	9,565,000	10,449,638
Energy Transfer Partners LP	5.875	03-01-22	1,450,000	1,547,515
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	30,107,000	27,547,905
Husky Energy, Inc.	3.950	04-15-22	17,036,000	17,419,902
Kinder Morgan Energy Partners LP	7.750	03-15-32	9,445,000	12,439,367
Kinder Morgan, Inc.	3.150	01-15-23	10,087,000	10,129,518
MPLX LP	4.000	03-15-28	15,790,000	15,820,847
MPLX LP	4.800	02-15-29	8,470,000	8,991,919
Murphy Oil Corp.	5.750	08-15-25	9,531,000	9,553,368
Newfield Exploration Company	5.625	07-01-24	7,612,000	8,350,516
Newfield Exploration Company	5.750	01-30-22	9,097,000	9,721,754
Nostrum Oil & Gas Finance BV (D)	7.000	02-16-25	7,218,000	4,751,133
ONEOK Partners LP	5.000	09-15-23	6,508,000	6,957,900
Parsley Energy LLC (D)	5.625	10-15-27	13,410,000	13,275,900
Petrobras Global Finance BV	5.750	02-01-29	9,183,000	9,257,290
Petrobras Global Finance BV	6.900	03-19-49	10,625,000	10,614,375
Petrobras Global Finance BV	7.375	01-17-27	26,243,000	29,478,762
Petroleos Mexicanos	4.875	01-24-22	16,153,000	16,361,374
Petroleos Mexicanos	5.375	03-13-22	4,020,000	4,134,530
Sabine Pass Liquefaction LLC	4.200	03-15-28	13,415,000	13,558,072
20	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Sabine Pass Liquefaction LLC	5.000	03-15-27	14,414,000	$15,385,626
Sabine Pass Liquefaction LLC	5.750	05-15-24	23,305,000	25,544,298
Sabine Pass Liquefaction LLC	5.875	06-30-26	8,155,000	9,063,069
SM Energy Company (A)	6.625	01-15-27	3,205,000	2,820,400
Sunoco Logistics Partners Operations LP	3.900	07-15-26	24,114,000	23,980,867
Sunoco Logistics Partners Operations LP	4.400	04-01-21	14,214,000	14,601,814
Sunoco Logistics Partners Operations LP	5.400	10-01-47	13,541,000	13,674,437
Tallgrass Energy Partners LP (D)	4.750	10-01-23	12,655,000	12,718,528
Targa Resources Partners LP	5.875	04-15-26	13,270,000	13,717,863
Teekay Offshore Partners LP (A)(D)	8.500	07-15-23	13,405,000	13,388,914
The Williams Companies, Inc.	3.700	01-15-23	15,706,000	16,015,186
The Williams Companies, Inc.	3.750	06-15-27	18,140,000	18,366,693
The Williams Companies, Inc.	4.550	06-24-24	24,645,000	26,148,961
The Williams Companies, Inc.	5.750	06-24-44	16,185,000	17,670,323
WPX Energy, Inc.	5.250	09-15-24	5,040,000	4,951,800
YPF SA (D)	8.500	07-28-25	14,190,000	13,285,388
Financials 12.5%				1,997,783,255
Banks 7.3%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (D)(G)	6.750	06-15-26	10,920,000	11,725,350
Banco Santander SA	4.379	04-12-28	17,655,000	18,114,283
Bank of America Corp.	3.950	04-21-25	21,798,000	22,331,054
Bank of America Corp.	4.200	08-26-24	9,262,000	9,700,713
Bank of America Corp.	4.450	03-03-26	26,532,000	27,973,410
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (G)	6.300	03-10-26	30,505,000	33,402,975
Barclays Bank PLC (D)	10.179	06-12-21	8,040,000	9,069,921
Barclays PLC	4.375	01-12-26	13,125,000	13,274,192
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (G)	7.750	09-15-23	15,814,000	15,853,535
BPCE SA (D)	4.500	03-15-25	18,276,000	18,771,261
BPCE SA (D)	5.700	10-22-23	15,370,000	16,568,307
Canadian Imperial Bank of Commerce	2.700	02-02-21	43,070,000	43,227,763
Citigroup, Inc.	2.350	08-02-21	28,570,000	28,418,016
Citigroup, Inc.	4.600	03-09-26	34,083,000	35,989,223
Citigroup, Inc.	5.500	09-13-25	9,641,000	10,707,029
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (G)	6.250	08-15-26	24,848,000	26,557,542
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (D)(G)	11.000	06-30-19	11,794,000	11,852,970
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(G)	7.875	01-23-24	15,155,000	$16,163,020
Danske Bank A/S (D)	5.000	01-12-22	15,789,000	16,346,771
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (G)	5.100	06-30-23	12,369,000	12,077,710
Freedom Mortgage Corp. (D)	8.125	11-15-24	14,459,000	12,109,413
Freedom Mortgage Corp. (D)	8.250	04-15-25	5,630,000	4,686,975
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	28,195,000	29,055,905
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (G)	6.375	09-17-24	6,870,000	6,878,588
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (A)(G)	6.875	06-01-21	17,805,000	18,494,944
ING Bank NV (D)	5.800	09-25-23	15,659,000	17,067,458
ING Groep NV	3.550	04-09-24	15,577,000	15,796,632
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (G)	6.500	04-16-25	7,180,000	7,132,612
JPMorgan Chase & Co.	2.400	06-07-21	34,680,000	34,554,896
JPMorgan Chase & Co.	3.200	06-15-26	23,183,000	23,402,545
JPMorgan Chase & Co. (3.514% to 6-18-21, then 3 month LIBOR + 0.610%)	3.514	06-18-22	38,705,000	39,327,873
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (G)	6.750	02-01-24	25,280,000	27,775,642
Lloyds Banking Group PLC	4.450	05-08-25	42,450,000	44,235,873
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (G)	7.500	06-27-24	18,190,000	18,644,750
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (G)	5.125	11-01-26	12,827,000	13,188,978
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (C)	3.266	12-01-21	9,230,000	9,223,471
Mitsubishi UFJ Financial Group, Inc.	3.218	03-07-22	38,635,000	39,287,466
PNC Bank NA	2.450	07-28-22	26,527,000	26,589,233
Regions Bank (3.374% to 8-13-20, then 3 month LIBOR + 0.500%)	3.374	08-13-21	28,720,000	28,927,687
Regions Financial Corp.	2.750	08-14-22	28,185,000	28,237,285
Regions Financial Corp.	3.800	08-14-23	11,020,000	11,442,966
Santander Holdings USA, Inc.	3.400	01-18-23	14,807,000	14,924,364
Santander Holdings USA, Inc.	3.700	03-28-22	26,295,000	26,722,228
Santander Holdings USA, Inc.	4.450	12-03-21	17,814,000	18,411,840
Santander UK Group Holdings PLC (D)	4.750	09-15-25	14,920,000	15,032,989
22	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (D)(G)	7.375	09-13-21	17,145,000	$17,584,255
SunTrust Bank	2.450	08-01-22	18,915,000	18,841,297
The PNC Financial Services Group, Inc.	3.500	01-23-24	13,393,000	13,876,718
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (G)	4.850	06-01-23	13,034,000	13,034,000
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (G)	6.750	08-01-21	32,213,000	34,105,514
The Royal Bank of Scotland Group PLC	3.875	09-12-23	20,565,000	20,698,164
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (G)	8.625	08-15-21	35,211,000	37,147,605
The Toronto-Dominion Bank	3.250	03-11-24	21,454,000	22,038,506
Wells Fargo & Company (3 month LIBOR + 3.770%) (C)(G)	6.381	09-15-19	14,592,000	14,654,746
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (G)	5.875	06-15-25	45,771,000	48,521,379
Capital markets 1.4%
Ares Capital Corp.	3.625	01-19-22	15,711,000	15,785,219
Cantor Fitzgerald LP (D)	4.875	05-01-24	22,825,000	23,104,402
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (D)(G)	7.500	12-11-23	10,145,000	10,753,700
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (D)(G)	7.500	07-17-23	16,530,000	17,170,538
FS KKR Capital Corp.	4.250	01-15-20	8,205,000	8,235,167
Lazard Group LLC	4.375	03-11-29	13,040,000	13,523,766
Macquarie Bank, Ltd. (D)	4.875	06-10-25	17,725,000	18,764,191
Morgan Stanley	3.875	01-27-26	15,441,000	16,043,823
Stifel Financial Corp.	4.250	07-18-24	12,363,000	12,817,445
The Goldman Sachs Group, Inc.	3.850	01-26-27	43,076,000	44,014,518
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) (D)	2.859	08-15-23	27,575,000	27,417,699
UBS Group Funding Switzerland AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (D)(G)	7.000	01-31-24	16,228,000	16,674,270
Consumer finance 1.2%
Ally Financial, Inc.	5.125	09-30-24	27,088,000	28,340,820
American Express Company	2.500	08-01-22	28,420,000	28,288,843
Capital One Financial Corp.	3.450	04-30-21	27,725,000	28,111,143
Capital One Financial Corp.	3.500	06-15-23	13,040,000	13,406,807
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Capital One Financial Corp.	3.900	01-29-24	12,900,000	$13,392,880
Credit Acceptance Corp.	6.125	02-15-21	11,504,000	11,532,760
Credito Real SAB de CV (A)(D)	7.250	07-20-23	6,865,000	7,143,033
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) (D)(G)	9.125	11-29-22	9,375,000	9,316,500
Discover Financial Services	3.950	11-06-24	25,108,000	25,982,084
Discover Financial Services	4.100	02-09-27	6,489,000	6,566,560
Discover Financial Services	5.200	04-27-22	2,815,000	2,996,276
Enova International, Inc. (D)	8.500	09-01-24	3,051,000	2,883,195
Enova International, Inc. (D)	8.500	09-15-25	15,597,000	14,466,218
Springleaf Finance Corp.	6.875	03-15-25	5,750,000	5,992,650
Diversified financial services 0.7%
ASP AMC Merger Sub, Inc. (D)	8.000	05-15-25	11,796,000	8,257,200
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (D)	6.125	11-30-21	259,725	260,686
Gogo Intermediate Holdings LLC (D)	9.875	05-01-24	10,941,000	11,132,468
Jefferies Financial Group, Inc.	5.500	10-18-23	15,716,000	16,691,138
Jefferies Group LLC	4.150	01-23-30	19,720,000	18,306,680
Jefferies Group LLC	4.850	01-15-27	18,665,000	18,918,094
Refinitiv US Holdings, Inc. (D)	6.250	05-15-26	2,370,000	2,388,770
Refinitiv US Holdings, Inc. (D)	8.250	11-15-26	3,750,000	3,731,250
Trident Merger Sub, Inc. (D)	6.625	11-01-25	4,032,000	3,689,280
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	28,092,000	28,443,150
Insurance 1.5%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	15,355,000	15,440,067
AXA SA	8.600	12-15-30	6,924,000	9,416,640
Brighthouse Financial, Inc.	3.700	06-22-27	30,150,000	28,103,753
CNO Financial Group, Inc.	5.250	05-30-25	16,340,000	16,911,900
CNO Financial Group, Inc. (B)	5.250	05-30-29	7,570,000	7,627,683
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (D)	7.800	03-07-87	23,631,000	29,302,440
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-66	12,313,000	13,605,865
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (D)	9.250	04-08-68	5,570,000	7,630,900
Nationstar Mortgage Holdings, Inc. (D)	8.125	07-15-23	8,821,000	8,798,948
Nationstar Mortgage Holdings, Inc. (D)	9.125	07-15-26	7,037,000	6,891,756
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (D)	3.622	04-26-23	15,730,000	15,886,289
24	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (D)	5.100	10-16-44	15,310,000	$16,209,463
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	35,426,000	37,108,735
Teachers Insurance & Annuity Association of America (D)	4.270	05-15-47	17,920,000	19,127,327
Thrifts and mortgage finance 0.4%
Ladder Capital Finance Holdings LLLP (D)	5.250	03-15-22	3,350,000	3,345,578
Ladder Capital Finance Holdings LLLP (D)	5.250	10-01-25	7,640,000	7,468,100
MGIC Investment Corp.	5.750	08-15-23	7,286,000	7,732,268
Quicken Loans, Inc. (D)	5.250	01-15-28	12,615,000	11,728,166
Quicken Loans, Inc. (D)	5.750	05-01-25	15,895,000	15,699,492
Radian Group, Inc.	4.500	10-01-24	7,901,000	7,861,495
Radian Group, Inc.	5.250	06-15-20	5,191,000	5,268,865
Stearns Holdings LLC (A)(D)	9.375	08-15-20	2,428,000	2,294,460
Health care 2.4%				383,299,198
Biotechnology 0.3%
Celgene Corp.	3.250	02-20-23	14,376,000	14,660,938
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	25,794,000	25,387,817
Health care equipment and supplies 0.1%
Boston Scientific Corp.	3.450	03-01-24	14,931,000	15,347,501
Health care providers and services 1.3%
Centene Corp. (D)	5.375	06-01-26	14,160,000	14,686,752
CVS Health Corp.	3.350	03-09-21	37,578,000	37,957,059
CVS Health Corp.	5.050	03-25-48	16,379,000	16,648,760
DaVita, Inc.	5.000	05-01-25	24,471,000	23,125,095
HCA, Inc.	5.250	04-15-25	15,959,000	17,182,063
HCA, Inc.	5.250	06-15-26	16,763,000	18,074,389
HCA, Inc.	7.500	02-15-22	12,475,000	13,660,125
MEDNAX, Inc. (D)	5.250	12-01-23	13,741,000	13,706,648
MEDNAX, Inc. (A)(D)	6.250	01-15-27	12,515,000	12,546,288
Select Medical Corp.	6.375	06-01-21	15,173,000	15,184,380
Team Health Holdings, Inc. (A)(D)	6.375	02-01-25	3,197,000	2,635,527
Universal Health Services, Inc. (D)	4.750	08-01-22	13,495,000	13,545,606
Universal Health Services, Inc. (D)	5.000	06-01-26	13,066,000	13,261,990
Life sciences tools and services 0.0%
IQVIA, Inc. (D)	4.875	05-15-23	7,345,000	7,427,631
Pharmaceuticals 0.7%
Bausch Health Companies, Inc. (D)	6.125	04-15-25	21,865,000	21,383,970
Bayer US Finance II LLC (D)	3.500	06-25-21	11,645,000	11,743,389
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Company (D)	2.900	07-26-24	37,440,000	$37,929,906
GlaxoSmithKline Capital PLC	3.000	06-01-24	25,229,000	25,604,995
Teva Pharmaceutical Finance Netherlands III BV (A)	6.750	03-01-28	12,905,000	11,598,369
Industrials 4.5%				723,598,736
Aerospace and defense 0.3%
Arconic, Inc. (A)	5.125	10-01-24	17,493,000	17,776,736
Huntington Ingalls Industries, Inc. (D)	5.000	11-15-25	24,665,000	25,404,950
Kratos Defense & Security Solutions, Inc. (D)	6.500	11-30-25	11,995,000	12,654,725
Air freight and logistics 0.1%
XPO Logistics, Inc. (D)	6.500	06-15-22	11,266,000	11,426,541
Airlines 2.1%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	11-15-26	11,068,906	11,483,990
Air Canada 2017-1 Class B Pass Through Trust (D)	3.700	07-15-27	14,337,202	13,885,581
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	482,857	502,364
American Airlines 2000-1 Pass Through Trust	6.977	11-23-22	2,010,597	2,047,994
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	15,441,895	16,020,966
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	20,123,327	20,085,092
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	7,165,988	7,267,029
American Airlines 2016-1 Class A Pass Through Trust (A)	4.100	07-15-29	20,118,333	20,560,936
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	8,005,500	8,131,987
American Airlines 2017-1 Class AA Pass Through Trust	3.650	08-15-30	14,350,500	14,554,277
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	7,146,104	6,927,433
Azul Investments LLP (A)(D)	5.875	10-26-24	13,760,000	13,054,800
British Airways 2013-1 Class A Pass Through Trust (D)	4.625	06-20-24	12,369,885	12,750,877
British Airways 2013-1 Class B Pass Through Trust (D)	5.625	12-20-21	959,526	969,217
British Airways 2018-1 Class A Pass Through Trust (D)	4.125	03-20-33	7,893,474	8,035,556
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	8,050,606	8,466,017
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	848,428	860,476
26	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	5,031,054	$5,439,073
Delta Air Lines, Inc.	3.625	03-15-22	26,500,000	26,822,746
Delta Air Lines, Inc.	3.800	04-19-23	18,598,000	18,999,649
Delta Air Lines, Inc.	4.375	04-19-28	22,850,000	22,950,701
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	3,500,092	3,548,393
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	20,399,911	20,877,269
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	10,635,497	10,866,288
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	14,134,180	13,980,117
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	24,426,910	24,172,870
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	5,081,907	5,137,808
United Airlines 2019-1 Class A Pass Through Trust	4.550	02-25-33	12,225,000	12,978,763
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	4,013,274	4,294,203
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	4,516,790	4,926,463
Building products 0.1%
Masco Corp.	4.450	04-01-25	7,870,000	8,241,736
Owens Corning	4.200	12-15-22	8,243,000	8,527,445
Commercial services and supplies 0.2%
IAA Spinco, Inc. (D)	5.500	06-15-27	835,000	847,525
LSC Communications, Inc. (D)	8.750	10-15-23	9,168,000	9,511,800
Prime Security Services Borrower LLC (D)	9.250	05-15-23	2,608,000	2,731,880
Tervita Escrow Corp. (D)	7.625	12-01-21	11,842,000	11,871,605
Construction and engineering 0.2%
AECOM	5.125	03-15-27	22,261,000	21,857,519
Tutor Perini Corp. (D)	6.875	05-01-25	3,182,000	3,070,630
Industrial conglomerates 0.3%
3M Company	3.250	02-14-24	21,455,000	22,145,519
General Electric Company	5.550	01-05-26	26,425,000	29,199,099
Professional services 0.3%
Equifax, Inc.	7.000	07-01-37	3,645,000	4,322,938
IHS Markit, Ltd. (D)	4.000	03-01-26	22,604,000	22,787,092
IHS Markit, Ltd. (D)	4.750	02-15-25	6,967,000	7,369,902
IHS Markit, Ltd.	4.750	08-01-28	11,465,000	12,141,435
IHS Markit, Ltd. (D)	5.000	11-01-22	5,951,000	6,265,213
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	27

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors 0.9%
AerCap Ireland Capital DAC	4.625	10-30-20	17,535,000	$17,950,445
AerCap Ireland Capital DAC	5.000	10-01-21	16,850,000	17,558,503
Ahern Rentals, Inc. (D)	7.375	05-15-23	21,183,000	18,535,125
Aircastle, Ltd.	4.400	09-25-23	9,561,000	9,790,136
Aircastle, Ltd.	5.500	02-15-22	12,282,000	12,962,933
Ashtead Capital, Inc. (D)	4.375	08-15-27	14,575,000	14,137,750
Avolon Holdings Funding, Ltd. (D)	5.125	10-01-23	12,777,000	13,224,195
H&E Equipment Services, Inc.	5.625	09-01-25	7,015,000	6,958,880
United Rentals North America, Inc.	4.875	01-15-28	19,515,000	18,921,744
United Rentals North America, Inc.	5.500	07-15-25	14,480,000	14,805,800
Information technology 4.2%				668,200,537
Communications equipment 0.5%
CommScope, Inc. (D)	8.250	03-01-27	22,112,000	21,890,880
Motorola Solutions, Inc.	4.600	02-23-28	30,549,000	31,527,116
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	28,005,000	28,491,447
Electronic equipment, instruments and components 0.2%
Tech Data Corp.	3.700	02-15-22	10,035,000	10,145,075
Tech Data Corp.	4.950	02-15-27	28,658,000	29,565,844
IT services 0.6%
Banff Merger Sub, Inc. (D)	9.750	09-01-26	12,341,000	11,538,835
Go Daddy Operating Company LLC (D)	5.250	12-01-27	3,314,000	3,334,713
IBM Corp.	2.850	05-13-22	54,990,000	55,399,949
VeriSign, Inc.	4.750	07-15-27	7,792,000	7,929,918
VeriSign, Inc.	5.250	04-01-25	9,210,000	9,624,450
Semiconductors and semiconductor equipment 1.6%
Advanced Micro Devices, Inc. (A)	7.000	07-01-24	9,054,000	9,393,525
KLA-Tencor Corp.	4.100	03-15-29	14,052,000	14,429,901
Lam Research Corp.	3.750	03-15-26	18,825,000	19,344,206
Lam Research Corp.	4.875	03-15-49	15,544,000	16,830,243
Marvell Technology Group, Ltd.	4.875	06-22-28	23,439,000	24,477,379
Microchip Technology, Inc. (D)	3.922	06-01-21	17,527,000	17,749,410
Microchip Technology, Inc. (D)	4.333	06-01-23	37,243,000	38,293,828
Micron Technology, Inc.	4.975	02-06-26	19,870,000	20,237,620
Micron Technology, Inc.	5.327	02-06-29	30,984,000	31,223,074
NXP BV (D)	4.625	06-01-23	34,485,000	35,857,503
NXP BV (D)	4.875	03-01-24	14,860,000	15,665,858
Qorvo, Inc. (D)	5.500	07-15-26	6,239,000	6,348,183
Software 0.3%
Citrix Systems, Inc.	4.500	12-01-27	19,006,000	19,383,526
Microsoft Corp.	4.450	11-03-45	19,695,000	22,706,230
28	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.0%
Dell International LLC (D)	4.900	10-01-26	26,535,000	$27,158,133
Dell International LLC (D)	5.300	10-01-29	27,391,000	28,068,012
Dell International LLC (D)	6.020	06-15-26	38,540,000	41,500,802
Dell International LLC (D)	8.350	07-15-46	33,216,000	40,599,750
Seagate HDD Cayman	4.750	01-01-25	18,280,000	18,046,473
Western Digital Corp. (A)	4.750	02-15-26	12,068,000	11,438,654
Materials 1.3%				217,973,812
Chemicals 0.7%
Braskem Finance, Ltd. (A)(D)	7.000	05-07-20	13,585,000	14,048,249
Braskem Netherlands Finance BV (D)	4.500	01-10-28	16,700,000	16,240,750
Cydsa SAB de CV (D)	6.250	10-04-27	13,955,000	13,766,747
Mexichem SAB de CV (D)	5.500	01-15-48	21,970,000	20,756,377
Syngenta Finance NV (D)	4.441	04-24-23	25,935,000	26,738,799
Syngenta Finance NV (D)	5.676	04-24-48	8,210,000	7,959,360
The Chemours Company (A)	6.625	05-15-23	23,596,000	23,507,515
Construction materials 0.1%
Cemex SAB de CV (D)	6.125	05-05-25	15,185,000	15,617,773
U.S. Concrete, Inc.	6.375	06-01-24	5,025,000	5,112,938
Containers and packaging 0.2%
Ardagh Packaging Finance PLC (D)	6.000	02-15-25	14,410,000	14,268,782
Klabin Finance SA (D)	4.875	09-19-27	14,809,000	14,580,941
Metals and mining 0.2%
Anglo American Capital PLC (D)	4.750	04-10-27	13,375,000	13,803,065
Commercial Metals Company	5.375	07-15-27	5,017,000	4,587,444
First Quantum Minerals, Ltd. (A)(D)	6.875	03-01-26	9,625,000	8,193,281
First Quantum Minerals, Ltd. (D)	7.500	04-01-25	5,100,000	4,558,125
Paper and forest products 0.1%
Norbord, Inc. (D)	6.250	04-15-23	7,025,000	7,345,691
Suzano Austria GmbH (A)(D)	6.000	01-15-29	6,460,000	6,887,975
Real estate 0.8%				138,175,389
Equity real estate investment trusts 0.8%
American Homes 4 Rent LP	4.250	02-15-28	18,950,000	19,228,761
American Tower Corp.	3.550	07-15-27	28,840,000	28,840,196
American Tower Corp.	4.700	03-15-22	12,247,000	12,921,386
Equinix, Inc.	5.375	05-15-27	12,366,000	12,953,385
SBA Tower Trust (D)	3.722	04-09-48	26,399,000	27,100,596
The GEO Group, Inc.	6.000	04-15-26	4,171,000	3,826,893
Ventas Realty LP	3.500	02-01-25	14,224,000	14,525,740
VEREIT Operating Partnership LP	4.600	02-06-24	17,864,000	18,778,432
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	29

	Rate (%)	Maturity date	Par value^	Value
Utilities 1.1%				$173,081,661
Electric utilities 0.4%
ABY Transmision Sur SA (D)	6.875	04-30-43	9,574,320	10,747,270
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (D)(G)	5.250	01-29-23	24,965,000	24,997,455
Emera US Finance LP	3.550	06-15-26	9,516,000	9,571,181
Empresa Electrica Angamos SA (A)(D)	4.875	05-25-29	9,721,010	9,896,129
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	9,730,000	7,796,260
Israel Electric Corp., Ltd. (D)	6.875	06-21-23	6,630,000	7,522,564
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	9,191,000	9,340,813
Independent power and renewable electricity producers 0.5%
Clearway Energy Operating LLC	5.375	08-15-24	13,129,000	13,063,355
Greenko Dutch BV (A)(D)	4.875	07-24-22	11,885,000	11,608,555
Greenko Dutch BV (D)	5.250	07-24-24	7,035,000	6,725,460
LLPL Capital Pte, Ltd. (D)	6.875	02-04-39	3,638,000	3,956,735
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	29,407,000	30,230,587
NextEra Energy Operating Partners LP (D)	4.500	09-15-27	5,100,000	4,947,000
NRG Energy, Inc. (D)	3.750	06-15-24	12,190,000	12,372,728
Multi-utilities 0.1%

CenterPoint Energy, Inc.	2.500	09-01-22	10,370,000	10,305,569
Capital preferred securities 0.0%				$4,240,390
(Cost $4,062,003)
Financials 0.0%				4,240,390
Capital markets 0.0%

State Street Corp. (3 month LIBOR + 1.000%) (C)	3.611	06-01-77	5,507,000	4,240,390
Term loans (H) 0.2%				$31,258,420
(Cost $31,719,915)
Communication services 0.1%				13,143,186
Entertainment 0.1%
Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 4.500%)	6.940	07-03-26	11,550,000	11,319,000
Interactive media and services 0.0%
Ancestry.com Operations, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.690	10-19-23	1,828,300	1,824,186
Financials 0.0%				4,241,268
Capital markets 0.0%
LSF9 Atlantis Holdings LLC, 2017 Term Loan (1 month LIBOR + 6.000%)	8.467	05-01-23	4,542,188	4,241,268
30	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care 0.1%				$13,873,966
Health care providers and services 0.1%

Concentra, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 6.500%)	8.970	06-01-23	13,804,941	13,873,966
Collateralized mortgage obligations 5.6%				$898,404,372
(Cost $904,475,627)
Commercial and residential 4.3%				682,095,940
Americold LLC
Series 2010-ARTA, Class C (D)	6.811	01-14-29	2,150,000	2,258,598
Series 2010-ARTA, Class D (D)	7.443	01-14-29	9,783,000	10,328,469
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1 (D)(I)	3.258	04-27-48	3,210,935	3,219,773
Series 2018-3, Class A1 (D)(I)	3.649	09-25-48	8,763,045	8,867,070
AOA Mortgage Trust Series 2015-1177, Class C (D)(I)	3.110	12-13-29	6,896,000	6,866,029
Arroyo Mortgage Trust
Series 2018-1, Class A1 (D)(I)	3.763	04-25-48	33,211,389	33,946,104
Series 2019-2, Class A1 (D)(I)	3.347	04-25-49	29,006,000	29,073,236
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-5, Class XC IO (D)	0.029	10-10-45	146,852	1
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (C)(D)	3.411	03-15-37	14,066,000	13,984,832
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (C)(D)	4.877	03-15-37	9,590,000	9,570,269
BBCMS Trust
Series 2015-MSQ, Class D (D)(I)	4.122	09-15-32	7,275,000	7,331,537
Series 2015-SRCH, Class D (D)(I)	5.121	08-10-35	15,371,000	16,474,483
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1 IO (D)	0.335	06-11-41	505,628	1,844
BENCHMARK Mortgage Trust
Series 2019-B10, Class A2	3.614	03-15-62	20,389,000	21,390,157
Series 2019-B11, Class A2 (B)	3.410	05-15-52	16,845,000	17,536,822
Bunker Hill Loan Depositary Trust Series 2019-1, Class A1 (D)	3.613	10-26-48	3,636,780	3,705,655
BWAY Mortgage Trust
Series 2013-1515, Class XB IO (D)	0.534	03-10-33	46,410,000	1,028,000
Series 2015-1740, Class XA IO (D)	1.023	01-10-35	123,773,000	2,928,333
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (C)(D)	3.761	03-15-37	12,620,000	12,593,248
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (C)(D)	4.190	12-15-37	4,897,000	4,916,202
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (D)(I)	3.912	04-10-28	5,190,000	5,230,027
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	31

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (C)(D)	4.590	07-15-32	10,166,000	$10,179,373
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (C)(D)	4.690	11-15-36	17,654,000	17,663,533
Citigroup Commercial Mortgage Trust Series 2017-1500, Class E (1 month LIBOR + 2.500%) (C)(D)	4.940	07-15-32	4,667,000	4,601,617
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (C)(D)	3.584	06-11-32	5,712,000	5,706,852
COLT Mortgage Loan Trust
Series 2018-2, Class A1 (D)(I)	3.470	07-27-48	2,663,462	2,682,008
Series 2019-2, Class A1 (D)(I)	3.337	05-25-49	13,820,996	13,980,660
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.808	08-15-45	68,404,575	2,913,303
Series 2012-CR3 Class XA IO	2.026	10-15-45	96,278,881	4,968,221
Series 2014-CR15, Class XA IO	1.097	02-10-47	67,779,391	2,385,740
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.588	05-10-51	225,465,750	8,018,441
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (I)	4.934	12-10-44	3,986,000	4,151,702
Series 2013-300P, Class D (D)(I)	4.539	08-10-30	18,343,000	19,048,736
Series 2013-LC13, Class B (D)(I)	5.009	08-10-46	6,206,000	6,662,194
Series 2017-PANW, Class A (D)	3.244	10-10-29	7,084,000	7,274,987
Core Industrial Trust Series 2015-CALW, Class XA IO (D)	0.939	02-10-34	168,808,473	3,084,215
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class AX IO (D)	0.886	02-15-38	439,319	4
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (C)(D)	4.063	05-15-36	37,265,000	37,265,000
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (D)(I)	3.494	12-15-34	13,337,000	13,275,874
Series 2015-NRF, Class EFX (D)(I)	3.494	12-15-34	10,950,000	10,872,282
Galton Funding Mortgage Trust Series 2018-1, Class A43 (D)(I)	3.500	11-25-57	6,219,400	6,255,261
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class XC IO (D)	0.011	06-10-48	70,620	1
Great Wolf Trust Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) (C)(D)	5.573	09-15-34	3,855,000	3,859,920
GS Mortgage Securities Trust
Series 2011-GC5, Class XA IO (D)	1.502	08-10-44	14,113,030	309,671
Series 2012-GC17, Class XA IO	2.363	05-10-45	85,670,296	3,383,591
Series 2015-590M, Class C (D)(I)	3.932	10-10-35	6,950,000	7,056,267
32	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2016-RENT, Class D (D)(I)	4.202	02-10-29	12,981,000	$13,109,934
Series 2017-485L, Class C (D)(I)	4.114	02-10-37	6,600,000	6,735,862
Series 2017-500K, Class F (1 month LIBOR + 1.800%) (C)(D)	4.240	07-15-32	3,487,000	3,471,477
Series 2017-500K, Class G (1 month LIBOR + 2.500%) (C)(D)	4.940	07-15-32	1,755,000	1,743,168
Series 2019-GC39, Class A2	3.457	05-10-52	23,820,000	24,893,017
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	0.955	05-19-35	17,206,080	721,675
Series 2007-3, Class ES IO (D)	0.350	05-19-47	34,435,640	595,657
Series 2007-4, Class ES IO	0.350	07-19-47	34,961,261	580,808
Series 2007-6, Class ES IO (D)	0.343	08-19-37	30,138,152	432,332
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (C)(D)	4.140	12-15-34	6,995,000	6,989,629
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) (C)(D)	6.367	08-05-34	5,240,000	5,234,451
IMT Trust
Series 2017-APTS, Class AFX (D)	3.478	06-15-34	7,679,000	7,976,206
Series 2017-APTS, Class CFX (D)(I)	3.613	06-15-34	6,867,000	6,933,508
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	0.891	07-25-35	47,560,326	1,588,054
Series 2005-AR8, Class AX2 IO	0.886	05-25-35	39,582,561	1,720,694
Series 2005-AR18, Class 1X IO	0.706	10-25-36	20,448,160	1,013,842
Series 2005-AR18, Class 2X IO	0.155	10-25-36	35,494,450	945,125
Irvine Core Office Trust
Series 2013-IRV, Class A2 (D)(I)	3.173	05-15-48	8,930,000	9,194,522
Series 2013-IRV, Class XA IO (D)	1.211	05-15-48	13,711,128	299,631
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class XA IO	0.694	08-15-46	12,738,798	235,004
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3A, Class XA IO (D)	1.132	02-15-46	9,521,001	131,238
Series 2011-C4, Class XA IO (D)	1.375	07-15-46	7,215,214	131,555
Series 2012-HSBC, Class XA IO (D)	1.431	07-05-32	84,459,862	3,306,468
Series 2015-MAR7, Class C (D)	4.490	06-05-32	9,367,000	9,532,921
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (C)(D)	3.350	06-15-35	7,815,000	7,799,168
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (C)(D)	3.850	05-15-36	8,320,000	8,331,153
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO (D)	0.010	07-12-38	3,074,868	255
Series 2006-C2, Class X IO (D)	0.231	08-12-43	319,376	10
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO (D)	1.618	08-15-45	13,088,828	475,199
Series 2012-C6, Class XA IO (D)	1.772	11-15-45	7,629,962	333,386
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	33

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO (D)	0.823	07-15-49	9,644,176	$80,670
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (C)(D)	3.840	11-15-34	15,867,000	15,836,140
MSCG Trust Series 2016-SNR, Class D (D)	6.550	11-15-34	9,656,850	9,728,642
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(I)	3.916	11-15-32	4,795,000	4,860,625
Series 2018-ALXA, Class C (D)(I)	4.459	01-15-43	7,332,000	7,912,820
One Market Plaza Trust Series 2017-1MKT, Class D (D)	4.146	02-10-32	5,035,000	5,196,226
Residential Accredit Loans, Inc. Series 2005-QO4, Class XIO IO	1.936	12-25-45	16,251,628	1,212,568
Seasoned Credit Risk Transfer Trust Series 2019-2, Class MA	3.500	08-25-58	26,039,311	26,849,295
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 (D)(I)	3.793	03-25-48	5,083,602	5,158,738
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	3,520,000	3,678,456
Verus Securitization Trust Series 2018-3, Class A1 (D)(I)	4.108	10-25-58	21,322,300	21,761,383
VNDO Mortgage Trust Series 2013-PENN, Class D (D)(I)	4.078	12-13-29	16,804,000	16,901,680
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (D)(I)	2.799	03-18-28	14,886,000	14,799,471
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (C)(D)	4.090	12-15-34	5,170,000	5,151,746
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) (C)(D)	5.011	11-15-29	775,307	775,960
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA IO (D)	0.970	02-15-44	35,394,239	374,680
Series 2011-C3, Class XA IO (D)	1.497	03-15-44	21,954,612	432,791
Series 2012-C10, Class XA IO (D)	1.708	12-15-45	8,989,889	409,906
Series 2012-C9, Class XA IO (D)	2.039	11-15-45	57,826,021	3,074,401
Series 2013-C15, Class B (I)	4.621	08-15-46	2,704,000	2,853,475
Series 2013-C16, Class B (I)	5.194	09-15-46	3,216,000	3,468,699
Series 2013-C16, Class XA IO	0.896	09-15-46	11,330,207	271,477
U.S. Government Agency 1.3%				216,308,432
Federal Home Loan Mortgage Corp.
Series 4482, Class MA	2.000	04-15-31	339,105	337,360
Series K005, Class AX IO	1.528	11-25-19	86,149,542	388,578
Series K006, Class BX1 IO	5.542	02-25-20	4,464,918	148,473
Series K010, Class X1 IO	0.294	10-25-20	28,294,909	55,645
Series K011, Class X1 IO	0.322	11-25-20	46,150,767	137,599
Series K014, Class X1 IO	1.323	04-25-21	37,698,961	701,853
Series K015, Class X1 IO	1.734	07-25-21	39,553,513	1,107,550
Series K017, Class X1 IO	1.446	12-25-21	169,466,278	4,583,910
34	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K018, Class X1 IO	1.485	01-25-22	103,582,456	$2,861,455
Series K021, Class X1 IO	1.571	06-25-22	33,986,725	1,269,615
Series K022, Class X1 IO	1.353	07-25-22	139,046,890	4,485,361
Series K024, Class X1 IO	0.957	09-25-22	10,161,517	240,895
Series K026, Class X1 IO	1.115	11-25-22	15,573,951	443,386
Series K038, Class X1 IO	1.312	03-25-24	4,680,848	217,537
Series K711, Class X1 IO	1.715	07-25-19	12,304,846	7,284
Series K715, Class X1 IO	1.233	01-25-21	14,290,526	217,177
Series K718, Class X1 IO	0.743	01-25-22	13,690,817	184,040
Series KAIV, Class X1 IO	1.261	06-25-21	23,243,329	434,920
Series KIR3, Class A1	3.038	08-25-27	34,135,000	35,175,051
Series KS01, Class X1 IO	1.441	01-25-23	13,199,139	402,335
Series KS03, Class X IO	0.419	08-25-25	37,974,667	394,010
Series T-41, Class 3A (I)	5.436	07-25-32	1,211	1,322
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	190	214
Series 2012-M5, Class X IO	0.629	02-25-22	23,242,957	265,328
Series 2012-MB, Class X1 IO	2.141	12-25-19	542,910	5
Series 2013-100, Class CA	4.000	03-25-39	571,010	585,035
Series 2014-28, Class BD	3.500	08-25-43	1,017,338	1,053,740
Government National Mortgage Association
Series 2008-90, Class IO	1.876	12-16-50	2,648,492	524,331
Series 2012-114, Class IO	0.766	01-16-53	24,740,649	1,135,910
Series 2012-120, Class IO	0.780	02-16-53	10,350,689	500,350
Series 2012-125, Class IO	0.385	02-16-53	12,873,900	351,616
Series 2012-70, Class IO	0.452	08-16-52	6,819,684	109,135
Series 2013-63, Class IO	0.791	09-16-51	14,887,444	788,548
Series 2016-174, Class IO	0.914	11-16-56	47,328,220	3,615,483
Series 2017-109, Class IO	0.610	04-16-57	98,192,910	5,235,312
Series 2017-124, Class IO	0.706	01-16-59	126,388,547	8,130,272
Series 2017-135, Class IO	0.839	10-16-58	87,324,947	5,850,640
Series 2017-140, Class IO	0.609	02-16-59	74,377,941	4,358,994
Series 2017-159, Class IO	0.545	06-16-59	100,760,456	5,245,549
Series 2017-169, Class IO	0.733	01-16-60	180,999,192	11,374,333
Series 2017-20, Class IO	0.748	12-16-58	193,639,814	11,907,009
Series 2017-22, Class IO	1.022	12-16-57	39,516,117	3,420,179
Series 2017-41, Class IO	0.793	07-16-58	66,623,522	4,530,346
Series 2017-46, Class IO	0.621	11-16-57	87,786,887	5,062,793
Series 2017-61, Class IO	0.769	05-16-59	55,492,992	3,904,493
Series 2017-74, Class IO	0.777	09-16-58	124,372,999	7,412,208
Series 2017-89, Class IO	0.766	07-16-59	124,114,235	8,607,570
Series 2018-081, Class IO	0.448	01-16-60	46,105,985	2,427,724
Series 2018-114, Class IO	0.540	04-16-60	187,549,951	11,021,167
Series 2018-158, Class IO	0.726	05-16-61	150,190,677	11,361,985
Series 2018-35, Class IO	0.526	03-16-60	137,612,030	7,638,968
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	35

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2018-43, Class IO	0.577	05-16-60	217,215,129	$12,273,958
Series 2018-68, Class IO	0.478	01-16-60	24,958,160	1,255,206
Series 2018-69, Class IO	0.535	04-16-60	104,370,324	6,079,895
Series 2018-9, Class IO	0.558	01-16-60	107,606,550	5,940,118

Series 2018-99, Class IO	0.517	06-16-60	188,425,724	10,544,662
Asset backed securities 9.8%				$1,572,003,334
(Cost $1,552,247,868)
Asset backed securities 9.8%				1,572,003,334
AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) (C)	2.817	06-22-37	8,512,660	8,212,065
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) (C)	2.721	08-25-37	32,671,055	31,835,924
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (C)	2.821	05-25-36	11,575,102	11,416,779
Ally Master Owner Trust Series 2018-1, Class A2	2.700	01-17-23	50,335,000	50,575,918
Americredit Automobile Receivables Trust
Series 2018-2, Class C	3.590	06-18-24	9,055,000	9,297,676
Series 2018-3, Class C	3.740	10-18-24	8,303,000	8,588,064
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 (I)	6.510	08-25-27	4	5
Applebee's Funding LLC
Series 2014-1, Class A2 (D)	4.277	09-05-44	25,615,750	25,730,322
Series 2019-1A, Class A2I (D)	4.194	06-07-49	24,268,000	24,268,000
Arby's Funding LLC Series 2015-1A, Class A2 (D)	4.969	10-30-45	21,162,450	21,888,110
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A (D)	3.450	03-20-23	12,081,000	12,330,622
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A (D)	3.280	09-26-33	12,851,414	13,032,412
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1	2.490	01-20-23	53,722,000	53,970,421
CLI Funding LLC Series 2018-1A, Class A (D)	4.030	04-18-43	20,437,183	20,867,139
CNH Equipment Trust
Series 2017-C, Class A3	2.080	02-15-23	14,485,000	14,444,019
Series 2018-B, Class A3	3.190	11-15-23	20,219,000	20,566,397
Coinstar Funding LLC Series 2017-1A, Class A2 (D)	5.216	04-25-47	19,810,700	20,319,262
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) (C)	2.797	03-28-35	10,424,000	10,072,169
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	89,055	52,531
36	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.596	02-25-35	1,314,954	$1,315,203
DB Master Finance LLC
Series 2017-1A, Class A2I (D)	3.629	11-20-47	9,358,485	9,590,388
Series 2017-1A, Class A2II (D)	4.030	11-20-47	8,732,025	8,994,335
Series 2019-1A, Class A2I (D)	3.787	05-20-49	51,445,000	52,745,530
Dell Equipment Finance Trust Series 2018-2, Class A3 (D)	3.370	10-22-23	15,000,000	15,272,988
DLL LLC Series 2018-ST2, Class A3 (D)	3.460	01-20-22	14,375,000	14,558,610
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (D)	4.118	07-25-47	27,971,775	28,945,193
Driven Brands Funding LLC Series 2015-1A, Class A2 (D)	5.216	07-20-45	28,062,200	29,176,269
Enterprise Fleet Financing LLC Series 2018-3, Class A2 (D)	3.380	05-20-24	19,618,000	19,806,029
Evergreen Credit Card Trust Series 2018-1, Class A (D)	2.950	03-15-23	28,275,000	28,607,067
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (D)	3.857	04-30-47	7,673,400	7,881,503
Ford Credit Auto Owner Trust
Series 2015-1, Class A (D)	2.120	07-15-26	39,230,000	39,111,894
Series 2017-B, Class A4	1.870	09-15-22	4,650,000	4,619,889
Series 2017-C, Class A4	2.160	03-15-23	16,335,000	16,303,451
Series 2018-B, Class A3	3.240	04-15-23	18,643,000	18,991,391
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class A1	2.160	09-15-22	30,750,000	30,662,113
Series 2018-3, Class A1	3.520	10-15-23	35,840,000	36,777,628
Series 2019-2, Class A	3.320	04-15-26	11,793,000	12,065,241
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A (D)	2.900	04-15-26	28,720,000	29,107,203
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) (C)	2.721	08-25-44	43,584,000	42,106,725
Golden Credit Card Trust Series 2018-1A, Class A (D)	2.620	01-15-23	25,180,000	25,283,235
Hilton Grand Vacations Trust
Series 2017-AA, Class A (D)	2.660	12-26-28	20,675,448	20,704,625
Series 2018-AA, Class A (D)	3.540	02-25-32	6,770,458	6,948,941
Honda Auto Receivables Owner Trust
Series 2017-2, Class A4	1.870	09-15-23	6,150,000	6,115,152
Series 2017-3, Class A4	1.980	11-20-23	6,545,000	6,519,593
Hyundai Auto Receivables Trust Series 2018-B, Class A3	3.480	12-15-22	13,142,000	13,350,058
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (C)	2.822	10-27-42	12,228,605	11,738,401
MelTel Land Funding LLC Series 2019-1A, Class A (D)	3.768	04-15-49	11,089,000	11,290,467
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	37

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (D)(I)	3.500	08-25-58	8,606,101	$8,773,005
MMAF Equipment Finance LLC
Series 2017-B, Class A3 (D)	2.210	10-17-22	16,038,000	15,995,841
Series 2019-A, Class A3 (D)	3.270	11-13-23	14,642,000	14,860,018
MVW Owner Trust
Series 2014-1A, Class A (D)	2.250	09-22-31	587,964	584,633
Series 2015-1A, Class A (D)	2.520	12-20-32	1,614,469	1,610,233
Series 2018-1A, Class A (D)	3.450	01-21-36	17,577,447	18,043,162
Navient Private Education Loan Trust Series 2016-AA, Class A2A (D)	3.910	12-15-45	20,607,308	21,186,408
Nelnet Student Loan Trust Series 2006-1, Class A6 (3 month LIBOR + 0.450%) (C)(D)	2.974	08-23-36	29,860,000	29,121,756
New Residential Mortgage LLC
Series 2018-FNT1, Class A (D)	3.610	05-25-23	11,663,242	11,820,649
Series 2018-FNT2, Class A (D)	3.790	07-25-54	7,003,244	7,140,523
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2 (D)	2.540	04-18-22	20,342,000	20,301,768
Series 2018-1A, Class A2 (D)	3.220	02-15-23	6,055,000	6,123,758
Series 2018-2A, Class A2 (D)	3.690	10-15-23	16,070,000	16,490,120
Nissan Auto Receivables Owner Trust
Series 2017-B, Class A4	1.950	10-16-23	14,785,000	14,708,405
Series 2018-C, Class A3	3.220	06-15-23	31,739,000	32,355,276
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (D)	3.193	01-25-23	5,369,092	5,382,026
Series 2018-PLS2, Class A (D)	3.265	02-25-23	19,010,545	19,092,457
Oxford Finance Funding LLC Series 2019-1A, Class A2 (D)	4.459	02-15-27	7,463,000	7,630,431
PFS Financing Corp. Series 2018-B, Class A (D)	2.890	02-15-23	16,650,000	16,758,861
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	6,140,872	6,295,480
Santander Drive Auto Receivables Trust
Series 2018-2, Class C	3.350	07-17-23	8,930,000	9,031,902
Series 2018-3, Class C	3.510	08-15-23	21,225,000	21,593,222
SCF Equipment Leasing LLC Series 2019-1A, Class A2 (D)	3.230	10-20-24	8,135,000	8,224,712
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A (D)	3.500	06-20-35	6,079,876	6,223,525
Series 2018-3A, Class D (D)	5.200	09-20-35	5,149,323	5,264,921
Series 2019-1A, Class A (D)	3.200	01-20-36	11,816,064	12,045,197
SLM Private Credit Student Loan Trust Series 2006-A, Class A5 (3 month LIBOR + 0.290%) (C)	2.901	06-15-39	5,458,334	5,317,292
SMB Private Education Loan Trust Series 2015-C, Class A2A (D)	2.750	07-15-27	8,129,216	8,154,105
Sonic Capital LLC Series 2016-1A, Class A2 (D)	4.472	05-20-46	3,551,840	3,627,139
38	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (C)	4.002	02-25-35	2,046,813	$2,055,671
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) (C)(D)	2.772	10-28-37	35,687,086	35,063,358
Taco Bell Funding LLC
Series 2016-1A, Class A2II (D)	4.377	05-25-46	1,960,000	1,996,358
Series 2018-1A, Class A2I (D)	4.318	11-25-48	24,805,350	25,676,018
TAL Advantage V LLC Series 2014-1A, Class A (D)	3.510	02-22-39	2,301,375	2,325,592
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A (D)	4.110	07-20-43	3,708,300	3,796,106
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(I)	3.935	10-25-53	4,950,000	5,129,192
Series 2015-2, Class 1M2 (D)(I)	3.791	11-25-60	10,860,000	11,143,683
Series 2016-5, Class A1 (D)(I)	2.500	10-25-56	9,031,538	8,977,529
Series 2017-1, Class A1 (D)(I)	2.750	10-25-56	3,206,344	3,200,657
Series 2017-2, Class A1 (D)(I)	2.750	04-25-57	3,383,479	3,377,200
Series 2018-1, Class A1 (D)(I)	3.000	01-25-58	7,785,677	7,833,890
Series 2018-3, Class A1 (D)(I)	3.750	05-25-58	11,967,929	12,388,828
Series 2018-4, Class A1 (D)(I)	3.000	06-25-58	19,760,333	19,753,763
Series 2018-5, Class A1A (D)(I)	3.250	07-25-58	4,984,377	5,039,012
Series 2018-6, Class A1A (D)(I)	3.750	03-25-58	33,128,658	33,948,947
Series 2019-1, Class A1 (D)(I)	3.750	03-25-58	13,614,164	14,114,564
Toyota Auto Receivables Owner Trust
Series 2017-C, Class A4	1.980	12-15-22	12,815,000	12,757,316
Series 2018-C, Class A3	3.020	12-15-22	23,840,000	24,196,377
Triton Container Finance V LLC Series 2018-1A, Class A (D)	3.950	03-20-43	17,406,083	17,689,489
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (D)	4.072	02-16-43	12,536,313	12,843,567
VSE VOI Mortgage LLC Series 2017-A, Class A (D)	2.330	03-20-35	11,386,097	11,310,797
Wachovia Student Loan Trust Series 2006-1, Class B (3 month LIBOR + 0.240%) (C)(D)	2.820	04-25-40	2,779,146	2,617,837
Westgate Resorts LLC
Series 2015-2A, Class B (D)	4.000	07-20-28	1,331,906	1,328,797
Series 2016-1A, Class A (D)	3.500	12-20-28	1,437,331	1,440,652
Series 2017-1A, Class A (D)	3.050	12-20-30	4,489,672	4,482,529
Westlake Automobile Receivables Trust Series 2019-1A, Class C (D)	4.050	03-15-24	10,588,000	10,727,782
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3	3.190	12-15-21	16,741,000	16,974,041

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	39

	Shares	Value
Preferred securities 0.2%		$37,601,737
(Cost $36,996,583)
Consumer staples 0.0%		2,460,708
Food and staples retailing 0.0%
Ocean Spray Cranberries, Inc., 6.250% (D)	28,284	2,460,708
Financials 0.1%		12,593,670
Banks 0.1%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.303% (C)	377,982	9,759,495
Wells Fargo & Company, Series L, 7.500%	2,139	2,834,175
Utilities 0.1%		22,547,359
Multi-utilities 0.1%
Dominion Energy, Inc., 6.750%	256,942	12,703,212
DTE Energy Company, 6.500%	115,600	6,440,076
Water utilities 0.0%
Aqua America, Inc., 6.000%	61,401	3,404,071

	Yield (%)	Shares	Value
Securities lending collateral 1.0%			$163,520,202
(Cost $163,490,982)
John Hancock Collateral Trust (J)	2.3405(K)	16,340,582	163,520,202

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.8%				$284,248,000
(Cost $284,229,699)
U.S. Government Agency 0.9%				146,398,000
Federal Agricultural Mortgage Corp. Discount Note	2.250	06-03-19	34,369,000	34,369,000
Federal Home Loan Bank Discount Note	2.250	06-03-19	112,029,000	112,029,000

	Par value^	Value
Repurchase agreement 0.9%		137,850,000
Barclays Tri-Party Repurchase Agreement dated 5-31-19 at 2.450% to be repurchased at $127,362,998 on 6-3-19, collateralized by $125,752,900 U.S. Treasury Bonds, 2.750% due 8-15-42 (valued at $129,910,356, including interest)	127,337,000	127,337,000
Repurchase Agreement with State Street Corp. dated 5-31-19 at 1.300% to be repurchased at $10,514,139 on 6-3-19, collateralized by $10,625,000 U.S. Treasury Notes, 2.375% due 3-15-21 (valued at $10,725,853, including interest)	10,513,000	10,513,000

40	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Total investments (Cost $15,950,406,515) 101.0%	$16,193,806,785
Other assets and liabilities, net (1.0%)	(167,728,972)
Total net assets 100.0%	$16,026,077,813

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is on loan as of 5-31-19.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,764,277,635 or 23.5% of the fund's net assets as of 5-31-19.
(E)	Non-income producing - Issuer is in default.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 5-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 5-31-19, the aggregate cost of investments for federal income tax purposes was $15,980,636,888. Net unrealized appreciation aggregated to $213,169,897, of which $322,783,956 related to gross unrealized appreciation and $109,614,059 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	41

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-19

Assets
Unaffiliated investments, at value (Cost $15,786,915,533) including $159,887,437 of securities loaned	$16,030,286,583
Affiliated investments, at value (Cost $163,490,982)	163,520,202
Total investments, at value (Cost $15,950,406,515)	16,193,806,785
Dividends and interest receivable	115,465,586
Receivable for fund shares sold	78,634,000
Receivable for investments sold	50,789,401
Receivable for delayed delivery securities sold	28,870,370
Receivable for securities lending income	112,466
Other assets	573,725
Total assets	16,468,252,333
Liabilities
Due to custodian	36,895
Distributions payable	777,646
Payable for investments purchased	116,912,647
Payable for delayed delivery securities purchased	129,083,280
Payable for fund shares repurchased	28,116,049
Payable upon return of securities loaned	163,497,654
Payable to affiliates
Accounting and legal services fees	1,566,959
Transfer agent fees	528,578
Distribution and service fees	232,846
Trustees' fees	10,656
Other liabilities and accrued expenses	1,411,310
Total liabilities	442,174,520
Net assets	$16,026,077,813
Net assets consist of
Paid-in capital	$15,900,353,481
Total distributable earnings (loss)	125,724,332
Net assets	$16,026,077,813

42	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,687,970,601 ÷ 106,600,387 shares)[1]	$15.83
Class B ($6,700,312 ÷ 423,200 shares)[1]	$15.83
Class C ($252,434,748 ÷ 15,940,993 shares)[1]	$15.84
Class I ($2,928,230,315 ÷ 184,904,033 shares)	$15.84
Class R2 ($85,747,874 ÷ 5,409,009 shares)	$15.85
Class R4 ($43,686,062 ÷ 2,754,877 shares)	$15.86
Class R6 ($6,560,194,308 ÷ 413,550,102 shares)	$15.86
Class NAV ($4,461,113,593 ÷ 281,322,555 shares)	$15.86
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$16.49

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	43

STATEMENT OF OPERATIONS For the year ended  5-31-19

Investment income
Interest	$531,557,331
Dividends	2,410,043
Securities lending	1,068,542
Less foreign taxes withheld	(2,070)
Total investment income	535,033,846
Expenses
Investment management fees	42,906,736
Distribution and service fees	7,582,053
Accounting and legal services fees	3,116,200
Transfer agent fees	5,755,236
Trustees' fees	232,389
Custodian fees	1,406,261
State registration fees	457,957
Printing and postage	1,112,713
Professional fees	317,464
Other	532,084
Total expenses	63,419,093
Less expense reductions	(1,076,947)
Net expenses	62,342,146
Net investment income	472,691,700
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	39,490,458
Affiliated investments	(6,671)
39,483,787
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	442,553,212
Affiliated investments	29,220
442,582,432
Net realized and unrealized gain	482,066,219
Increase in net assets from operations	$954,757,919

44	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-19	Year ended 5-31-18
Increase (decrease) in net assets
From operations
Net investment income	$472,691,700	$357,629,259
Net realized gain (loss)	39,483,787	(13,518,358)
Change in net unrealized appreciation (depreciation)	442,582,432	(350,270,178)
Increase (decrease) in net assets resulting from operations	954,757,919	(6,159,277)
Distributions to shareholders
From net investment income and net realized gain
Class A	(51,559,846)	—
Class B	(230,390)	—
Class C	(6,855,193)	—
Class I	(87,367,701)	—
Class R2	(2,632,937)	—
Class R4	(1,436,288)	—
Class R6	(233,167,054)	—
Class NAV	(123,286,684)	—
From net investment income
Class A	—	(48,389,230)
Class B	—	(336,749)
Class C	—	(7,308,878)
Class I	—	(122,341,916)
Class R2	—	(2,176,422)
Class R4	—	(1,119,337)
Class R6	—	(135,108,724)
Class NAV	—	(72,157,128)
Total distributions	(506,536,093)	(388,938,384)
From fund share transactions	3,548,411,057	2,756,184,357
Total increase	3,996,632,883	2,361,086,696
Net assets
Beginning of year	12,029,444,930	9,668,358,234
End of year[1]	$16,026,077,813	$12,029,444,930

[1]	Net assets - End of year includes undistributed net investment income of $6,802,604 at May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	45

Financial highlights
CLASS A SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$15.41	$15.93	$15.79	$16.06	$16.26
Net investment income[1]	0.49	0.46	0.45	0.47	0.53
Net realized and unrealized gain (loss) on investments	0.46	(0.47)	0.18	(0.23)	(0.05)
Total from investment operations	0.95	(0.01)	0.63	0.24	0.48
Less distributions
From net investment income	(0.53)	(0.51)	(0.49)	(0.51)	(0.63)
From net realized gain	—	—	—	—	(0.05)
Total distributions	(0.53)	(0.51)	(0.49)	(0.51)	(0.68)
Net asset value, end of period	$15.83	$15.41	$15.93	$15.79	$16.06
Total return (%)[2,3]	6.33	(0.11)	4.07	1.59	3.02
Ratios and supplemental data
Net assets, end of period (in millions)	$1,688	$1,488	$1,492	$1,904	$1,740
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.81	0.89	0.93	0.94
Expenses including reductions	0.78	0.79	0.83	0.87	0.89
Net investment income	3.21	2.93	2.83	3.01	3.25
Portfolio turnover (%)	106	74	98 [4]	56	66

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
46	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$15.40	$15.93	$15.79	$16.06	$16.26
Net investment income[1]	0.39	0.35	0.34	0.36	0.42
Net realized and unrealized gain (loss) on investments	0.46	(0.48)	0.18	(0.23)	(0.05)
Total from investment operations	0.85	(0.13)	0.52	0.13	0.37
Less distributions
From net investment income	(0.42)	(0.40)	(0.38)	(0.40)	(0.52)
From net realized gain	—	—	—	—	(0.05)
Total distributions	(0.42)	(0.40)	(0.38)	(0.40)	(0.57)
Net asset value, end of period	$15.83	$15.40	$15.93	$15.79	$16.06
Total return (%)[2,3]	5.66	(0.87)	3.35	0.88	2.31
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$11	$16	$23	$28
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48	1.51	1.59	1.63	1.64
Expenses including reductions	1.48	1.49	1.53	1.57	1.59
Net investment income	2.51	2.22	2.14	2.32	2.57
Portfolio turnover (%)	106	74	98 [4]	56	66

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	47

CLASS C SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$15.41	$15.93	$15.79	$16.06	$16.26
Net investment income[1]	0.39	0.35	0.34	0.36	0.41
Net realized and unrealized gain (loss) on investments	0.46	(0.47)	0.18	(0.23)	(0.04)
Total from investment operations	0.85	(0.12)	0.52	0.13	0.37
Less distributions
From net investment income	(0.42)	(0.40)	(0.38)	(0.40)	(0.52)
From net realized gain	—	—	—	—	(0.05)
Total distributions	(0.42)	(0.40)	(0.38)	(0.40)	(0.57)
Net asset value, end of period	$15.84	$15.41	$15.93	$15.79	$16.06
Total return (%)[2,3]	5.66	(0.80)	3.35	0.88	2.31
Ratios and supplemental data
Net assets, end of period (in millions)	$252	$269	$299	$310	$250
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48	1.51	1.59	1.63	1.64
Expenses including reductions	1.48	1.49	1.53	1.57	1.59
Net investment income	2.51	2.23	2.14	2.31	2.53
Portfolio turnover (%)	106	74	98 [4]	56	66

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
48	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$15.41	$15.93	$15.80	$16.06	$16.26
Net investment income[1]	0.53	0.50	0.50	0.52	0.57
Net realized and unrealized gain (loss) on investments	0.47	(0.47)	0.17	(0.22)	(0.04)
Total from investment operations	1.00	0.03	0.67	0.30	0.53
Less distributions
From net investment income	(0.57)	(0.55)	(0.54)	(0.56)	(0.68)
From net realized gain	—	—	—	—	(0.05)
Total distributions	(0.57)	(0.55)	(0.54)	(0.56)	(0.73)
Net asset value, end of period	$15.84	$15.41	$15.93	$15.80	$16.06
Total return (%)[2]	6.70	0.19	4.33	1.97	3.35
Ratios and supplemental data
Net assets, end of period (in millions)	$2,928	$2,236	$5,385	$1,367	$793
Ratios (as a percentage of average net assets):
Expenses before reductions	0.50	0.51	0.57	0.61	0.63
Expenses including reductions	0.49	0.49	0.51	0.56	0.57
Net investment income	3.48	3.19	3.15	3.32	3.53
Portfolio turnover (%)	106	74	98 [3]	56	66

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	49

CLASS R2 SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$15.42	$15.95	$15.81	$16.08	$16.27
Net investment income[1]	0.48	0.45	0.44	0.46	0.51
Net realized and unrealized gain (loss) on investments	0.47	(0.49)	0.18	(0.23)	(0.02)
Total from investment operations	0.95	(0.04)	0.62	0.23	0.49
Less distributions
From net investment income	(0.52)	(0.49)	(0.48)	(0.50)	(0.63)
From net realized gain	—	—	—	—	(0.05)
Total distributions	(0.52)	(0.49)	(0.48)	(0.50)	(0.68)
Net asset value, end of period	$15.85	$15.42	$15.95	$15.81	$16.08
Total return (%)[2]	6.29	(0.27)	3.97	1.55	2.97
Ratios and supplemental data
Net assets, end of period (in millions)	$86	$83	$56	$56	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.92	0.98	1.03	0.98
Expenses including reductions	0.88	0.89	0.92	0.97	0.93
Net investment income	3.11	2.84	2.75	2.92	3.16
Portfolio turnover (%)	106	74	98 [3]	56	66

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
50	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15 [1]
Per share operating performance
Net asset value, beginning of period	$15.43	$15.95	$15.81	$16.08	$16.15
Net investment income[2]	0.52	0.49	0.49	0.51	0.06
Net realized and unrealized gain (loss) on investments	0.47	(0.48)	0.17	(0.22)	(0.03)
Total from investment operations	0.99	0.01	0.66	0.29	0.03
Less distributions
From net investment income	(0.56)	(0.53)	(0.52)	(0.56)	(0.10)
Net asset value, end of period	$15.86	$15.43	$15.95	$15.81	$16.08
Total return (%)[3]	6.55	0.05	4.25	1.86	0.18 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$44	$39	$29	$— [5]	$— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74	0.76	0.82	0.82	0.80 [6]
Expenses including reductions	0.63	0.64	0.66	0.66	0.64 [6]
Net investment income	3.36	3.09	3.09	3.24	2.21 [6]
Portfolio turnover (%)	106	74	98 [7]	56	66 [8]

[1]	The inception date for Class R4 shares is 3-27-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes merger activity.
[8]	Portfolio turnover is shown for the period from 6-1-14 to 5-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	51

CLASS R6 SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16	5-31-15
Per share operating performance
Net asset value, beginning of period	$15.43	$15.96	$15.81	$16.08	$16.28
Net investment income[1]	0.55	0.53	0.52	0.54	0.59
Net realized and unrealized gain (loss) on investments	0.47	(0.49)	0.19	(0.23)	(0.04)
Total from investment operations	1.02	0.04	0.71	0.31	0.55
Less distributions
From net investment income	(0.59)	(0.57)	(0.56)	(0.58)	(0.70)
From net realized gain	—	—	—	—	(0.05)
Total distributions	(0.59)	(0.57)	(0.56)	(0.58)	(0.75)
Net asset value, end of period	$15.86	$15.43	$15.96	$15.81	$16.08
Total return (%)[2]	6.81	0.23	4.58	2.02	3.45
Ratios and supplemental data
Net assets, end of period (in millions)	$6,560	$5,944	$529	$118	$93
Ratios (as a percentage of average net assets):
Expenses before reductions	0.39	0.42	0.48	0.52	0.54
Expenses including reductions	0.38	0.39	0.41	0.44	0.46
Net investment income	3.61	3.37	3.27	3.45	3.66
Portfolio turnover (%)	106	74	98 [3]	56	66

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
52	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	5-31-19	5-31-18	5-31-17	5-31-16 [1]
Per share operating performance
Net asset value, beginning of period	$15.43	$15.95	$15.81	$15.78
Net investment income[2]	0.56	0.53	0.51	0.41
Net realized and unrealized gain (loss) on investments	0.47	(0.48)	0.19	0.06
Total from investment operations	1.03	0.05	0.70	0.47
Less distributions
From net investment income	(0.60)	(0.57)	(0.56)	(0.44)
Net asset value, end of period	$15.86	$15.43	$15.95	$15.81
Total return (%)[3]	6.83	0.30	4.51	3.03 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$4,461	$1,959	$1,862	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.37	0.40	0.46	0.50 [5]
Expenses including reductions	0.37	0.38	0.41	0.44 [5]
Net investment income	3.63	3.34	3.28	3.44 [5]
Portfolio turnover (%)	106	74	98 [6]	56 [7]

[1]	The inception date for Class NAV shares is 8-31-15.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes merger activity.
[7]	The portfolio turnover is shown for the period from 6-1-15 to 5-31-16.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	53

Notes to financial statements
Note 1—Organization
John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
54	JOHN HANCOCK Bond Fund | ANNUAL REPORT

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2019, by major security category or type:
	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$6,370,297,312	—	$6,370,297,312	—
Foreign government obligations	77,558,043	—	77,558,043	—
Corporate bonds	6,754,674,975	—	6,754,674,975	—
Capital preferred securities	4,240,390	—	4,240,390	—
Term loans	31,258,420	—	31,258,420	—
Collateralized mortgage obligations	898,404,372	—	898,404,372	—
Asset backed securities	1,572,003,334	—	1,572,003,334	—
Preferred securities	37,601,737	$35,141,029	2,460,708	—
Securities lending collateral	163,520,202	163,520,202	—	—
Short-term investments	284,248,000	—	284,248,000	—
Total investments in securities	$16,193,806,785	$198,661,231	$15,995,145,554	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part
ANNUAL REPORT | JOHN HANCOCK Bond Fund	55

of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
56	JOHN HANCOCK Bond Fund | ANNUAL REPORT

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of May 31, 2019, the fund loaned securities valued at $159,887,437 and received $163,497,654 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
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Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
The fund and other affiliated funds, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2019, the fund had no borrowings under the line of credit. Commitment fees for the year ended May 31, 2019 were $28,340.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of May 31, 2019, the fund has a short-term capital loss carryforward of $20,104,810 and a long-term capital loss carryforward of $68,473,518 available to offset future net realized capital gains. These carryforwards do not expire. Due to certain Internal Revenue Code rules, utilization of the capital loss carryforwards may be limited in future years.
As of May 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
58	JOHN HANCOCK Bond Fund | ANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2019 and 2018 was as follows:
	May 31, 2019	May 31, 2018
Ordinary Income	$506,536,093	$388,938,384
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2019, the components of distributable earnings on a tax basis consisted of $1,909,339 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Effective June 28, 2019, the Advisor changed its name to John Hancock Investment Management LLC and the Distributor changed its name to John Hancock Investment Management Distributors LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the ﬁrst $500 million of the fund’s aggregate average daily net assets, (b) 0.425% of the next $500 million of the fund’s aggregate average daily net assets, (c) 0.400% of the next $1 billion of the fund’s aggregate average daily net assets, (d) 0.350% of the next $500 million of the fund’s aggregate average daily net assets; and (e) 0.300% of the fund’s aggregate average daily net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and certain assets of Income Allocation Fund, a series of John Hancock Funds II, as defined in the advisory agreement.The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an afﬁliate of the Advisor. Prior to May 7, 2019, Manulife Investment Management (US) LLC was known as John Hancock Asset Management, a division of Manulife Asset Management (US) LLC. The fund is not responsible for payment of the subadvisory fees.
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The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2019, this waiver amounted to 0.01% of the fund’s average net assets. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$115,847
Class B	656
Class C	19,382
Class I	181,392
Class R2	6,096
Class	Expense reduction
Class R4	$ 3,097
Class R6	469,598
Class NAV	241,018
Total	$1,037,086

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2019 were equivalent to a net annual effective rate of 0.31% the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as indicated in the below table, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class	Rule 12b-1 Fee	Service fee
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $39,861 for Class R4 shares for the year ended May 31, 2019.
60	JOHN HANCOCK Bond Fund | ANNUAL REPORT

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,027,186 for the year ended May 31, 2019. Of this amount, $280,709 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,716,353 was paid as sales commissions to broker-dealers and $30,124 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through November 2, 2018.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2019, CDSCs received by the Distributor amounted to $29,924, $3,288 and $28,201 for Class A, Class B and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2019 were:
Class	Distribution and service fees	Transfer agent fees
Class A	$ 4,476,713	$ 1,669,743
Class B	83,829	9,358
Class C	2,491,311	278,588
Class I	—	3,000,550
Class R2	391,060	10,140
Class R4	139,140	5,145
Class R6	—	781,712
Total	$7,582,053	$5,755,236
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
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Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$ 4,350,292	2	2.354%	$569
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2019 and 2018 were as follows:
	Year Ended 5-31-19		Year Ended 5-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	26,954,829	$416,858,752	21,887,726	$345,828,099
Distributions reinvested	3,200,787	49,262,981	2,911,368	45,902,001
Repurchased	(20,121,476)	(308,683,359)	(21,867,479)	(344,905,160)
Net increase	10,034,140	$157,438,374	2,931,615	$46,824,940
Class B shares
Sold	4,653	$70,739	18,927	$300,933
Distributions reinvested	14,133	217,216	19,758	311,910
Repurchased	(281,557)	(4,322,775)	(375,320)	(5,927,880)
Net decrease	(262,771)	$(4,034,820)	(336,635)	$(5,315,037)
Class C shares
Sold	2,701,117	$41,576,151	3,337,080	$52,866,981
Distributions reinvested	426,403	6,560,181	443,759	6,998,341
Repurchased	(4,654,352)	(71,339,295)	(5,083,901)	(80,072,600)
Net decrease	(1,526,832)	$(23,202,963)	(1,303,062)	$(20,207,278)
Class I shares
Sold	96,960,267	$1,496,504,211	137,277,308	$2,179,294,701
Distributions reinvested	5,258,651	81,006,463	7,379,408	116,931,943
Repurchased	(62,450,126)	(957,926,278)	(337,500,971)	(5,383,274,455)
Net increase (decrease)	39,768,792	$619,584,396	(192,844,255)	$(3,087,047,811)
Class R2 shares
Sold	1,768,277	$27,269,421	3,610,889	$56,839,227
Distributions reinvested	151,590	2,335,814	124,247	1,959,971
Repurchased	(1,912,822)	(29,407,872)	(1,853,119)	(29,292,890)
Net increase	7,045	$197,363	1,882,017	$29,506,308
62	JOHN HANCOCK Bond Fund | ANNUAL REPORT

	Year Ended 5-31-19		Year Ended 5-31-18
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	622,397	$9,616,684	919,612	$14,521,270
Distributions reinvested	93,146	1,435,800	70,959	1,118,738
Repurchased	(505,533)	(7,766,948)	(284,985)	(4,500,543)
Net increase	210,010	$3,285,536	705,586	$11,139,465
Class R6 shares
Sold	101,956,557	$1,572,817,631	378,518,553	$6,030,978,006
Distributions reinvested	15,084,491	232,593,564	8,596,941	134,873,802
Repurchased	(88,632,863)	(1,360,912,144)	(35,123,174)	(550,078,548)
Net increase	28,408,185	$444,499,051	351,992,320	$5,615,773,260
Class NAV shares
Sold	190,488,426	$2,904,904,253	18,515,154	$295,495,392
Distributions reinvested	7,984,258	123,286,684	4,570,902	72,157,128
Repurchased	(44,157,186)	(677,546,817)	(12,844,953)	(202,142,010)
Net increase	154,315,498	$2,350,644,120	10,241,103	$165,510,510
Total net increase	230,954,067	$3,548,411,057	173,268,689	$2,756,184,357
Affiliates of the fund owned 100% of shares of Class NAV on May 31, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $7,373,273,270 and $5,077,023,170, respectively, for the year ended May 31, 2019. Purchases and sales of U.S. Treasury obligations aggregated $10,237,304,986 and $9,007,141,484, respectively, for the year ended May 31, 2019.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust *	—	234,631,789	(218,291,207)	16,340,582	—	—	$(6,671)	$29,220	$163,520,202

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
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Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At May 31, 2019, funds within the John Hancock group of funds complex held 27.8% of the fund's net assets. The following portfolios had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
JHF II Multimanager Lifestyle Balanced Portfolio	5.4%
JHVIT Managed Volatility Balanced Portfolio	5.3%
Note 9—Interfund trading
The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended May 31, 2019, the fund engaged in securities purchases amounting to $30,095,684.
Note 10—New accounting pronouncement
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management has performed an analysis and has determined that the ASU will not have a material impact to the fund.
64	JOHN HANCOCK Bond Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Sovereign Bond Fund and Shareholders of John Hancock Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the Fund’s investments, of John Hancock Bond Fund (the “Fund”) as of May 31, 2019, the related statement of operations for the year ended May 31, 2019, the statements of changes in net assets for each of the two years in the period ended May 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 17, 2019
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
|	65

TAX INFORMATION

Unaudited
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2019.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Eligible shareholders will be mailed a 2019 Form 1099-DIV in early 2020. This will reflect the tax character of all distributions paid in calendar year 2019.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
66	JOHN HANCOCK BOND FUND | ANNUAL REPORT

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	211
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.

Charles L. Bardelis,[2] Born: 1941	2012	211
Trustee Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).

James R. Boyle, Born: 1959	2015	211
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005-2010). Trustee of various trusts within the John Hancock Fund Complex (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	211
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).

William H. Cunningham, Born: 1944	2005	211
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).

Grace K. Fey, Born: 1946	2012	211
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       67

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Theron S. Hoffman,[2] Born: 1947	2012	211
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Deborah C. Jackson, Born: 1952	2008	211
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

James M. Oates, Born: 1946	2012	211
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.

Steven R. Pruchansky, Born: 1944	2005	211
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011-2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.

Gregory A. Russo, Born: 1949	2009	211
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       68

Non-Independent Trustees3

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	211
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

Marianne Harrison, Born: 1963	2018	211
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       69

Principal officers who are not Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Christopher (Kit) Sechler, Born: 1973	2018
Chief Legal Officer and Secretary
Vice President and Deputy Chief Counsel, John Hancock Investments (since 2015); Assistant Vice President and Senior Counsel (2009-2015), John Hancock Investments; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management, LLC and John Hancock Variable Trust Advisers LLC (since 2009).

The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       70

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Manulife Investment Management (US) LLC

Portfolio Managers

Jeffrey N. Given, CFA
Howard C. Greene, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

* Member of the Audit Committee
† Non-Independent Trustee
# Effective 6-19-18
** Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

ANNUAL REPORT   |   JOHN HANCOCK BOND FUND       71

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Global Absolute Return Strategies

Infrastructure

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors, LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF876845	21A 5/19 7/19

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2019, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2019 and 2018. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2019	May 31, 2018
John Hancock Bond Fund	$59,487	$60,987

(b) Audit-Related Services
Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Additionally, amounts billed to control affiliates were $113,000 and $110,200 for the fiscal years ended May 31, 2019 and 2018, respectively.

Fund	May 31, 2019	May 31, 2018
John Hancock Bond Fund	$571	$540

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2019 and 2018. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2019	May 31, 2018
John Hancock Bond Fund	$3,725	$3,725

(d) All Other Fees
The nature of the services comprising all other fees is attestation services surrounding merger activity. Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2019 and 2018 amounted to the following:

Fund	May 31, 2019	May 31, 2018
John Hancock Bond Fund	$89	$234

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2019, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2019 and 2018 amounted to the following:

Trust	May 31, 2019	May 31, 2018
John Hancock Sovereign Bond Fund	$919,444	$6,716,119

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 22, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	July 22, 2019